                       QUEST FOR VALUE ACCUMULATION TRUST
                                   MANAGED BY

                                      LOGO

     We at OpCap Advisors are pleased to report on the investment activities and results of the portfolios in the Quest for Value Accumulation Trust for 1995, a very favorable year for investors. Prices of stocks and bonds rose sharply during the year in an environment of declining interest rates, low inflation, strong corporate profits and slow economic growth.

OUR VALUE-BASED INVESTMENT PHILOSOPHY

     The portfolios in the Quest for Value Accumulation Trust are intended for the long-term investor who seeks to preserve capital and make it grow. Our objective in managing the portfolios is to deliver above-average returns with below-average risk.

     Our philosophy in buying common stocks is to purchase quality companies at reasonable prices. We believe the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. In our view, companies with high returns can compound their capital and increase their value for extended periods. Therefore, we look for companies with above-average returns where those returns are protected by strong competitive positions. Moreover, we want these companies to use their cash flow to benefit shareholders -- through stock buybacks or astute acquisitions, for instance. We stick with good companies until their value is reflected in the stock price, or until we find companies that offer even better value.

     Similarly, we are value investors in the bond market. We seek to preserve capital and maximize income by looking for sector, maturity and quality groups that provide the highest yield at the lowest price with the least amount of risk. We avoid such techniques as interest rate forecasting and market timing, which in our view tend to increase volatility and add to risk.

NAME CHANGES

     In November, the Trust's investment adviser changed its name from Quest for Value Advisors to OpCap Advisors. Effective May 1, 1996, the name of the Accumulation Trust will become OCC Accumulation Trust. These name changes will link both the Trust and its adviser more closely to Oppenheimer Capital, the adviser's parent. OpCap is short for Oppenheimer Capital, while OCC is the New York Stock Exchange symbol of the publicly traded partnership which owns a majority interest in Oppenheimer Capital. Most important of all, these name changes have no effect on the investment philosophy or structure of the Accumulation Trust. The same professionals continue to manage the portfolios of the Trust, employing the same value philosophy and backed by the same organization and support staff.

                                EQUITY PORTFOLIO

     The Equity Portfolio continued its excellent performance in 1995. The Portfolio invests primarily in the common stocks of large and mid-sized companies. Its total return of 38.9% in 1995 exceeded the total return of 37.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. This performance was sixth best among the 39 capital appreciation funds in Lipper's Variable Insurance Products Performance Analysis Service Report. The Portfolio's 1995 performance included a total return of 12.5% in the second fiscal half, compared with 14.4% for the S&P 500.

     For the five years ended December 31, 1995, the Portfolio's average annual total return of 19.2%* exceeded the 16.6% average annual return of the S&P 500 Index. The Portfolio's five-year performance ranked 10th among the 21 portfolios in the Lipper capital appreciation category. The Portfolio's average annual total return since its inception on August 1, 1988 has been 15.6%*, compared with 15.2% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     The Portfolio achieved above-market returns in 1995 despite a conservative investment posture, including a sizable cash position, and without making significant investments in technology stocks. The Portfolio benefited from good stock selection, as a number of its major positions outperformed the S&P 500. The five stocks which contributed most to the Portfolio's performance in 1995 were EXEL Ltd., Federal Home Loan Mortgage Corp. (Freddie Mac), Intel Corp., Citicorp and McDonnell Douglas Corp.

     The Portfolio's performance was helped also by its substantial holdings of financial service company stocks, which were among the market leaders for the year. Such securities, representing 32% of the Portfolio's net assets as of December 31, 1995, include an eclectic group of specialty insurers and other financial service companies. Most have been investments of long standing that appeared undervalued to us regardless of the interest rate environment, although the decline in rates in 1995 did help fuel their market performance.

     As of December 31, 1995, the Portfolio's net assets were allocated 82% to equities and 21% to cash and cash equivalents, with 3% in liabilities in excess of other assets. Major portfolio changes during the second half included new positions in the common stocks of Prudential Reinsurance Holdings, Inc., Shaw Industries, Inc. and Varity Corp. Positions that were eliminated included Mellon Bank Corp., Morgan Stanley Group, Inc., Premark International, Inc. and Sara Lee Corp.

     The Portfolio owned the common stocks of 41 companies as of December 31, 1995. Major industry positions were in the insurance, financial services, banking, aerospace & defense and retail sectors. The Portfolio's five largest equity positions were Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States; EXEL Ltd., a strongly capitalized specialty insurance company; Citicorp, a leading bank; May Department Stores Co., a leading retailer; and Becton, Dickinson & Co., a worldwide producer of medical products and diagnostic test systems.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Equity Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  QUEST FOR VALUE ACCUMULATION TRUST EQUITY PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX+

      Measurement Period         Equity Port-      S & P 500
    (Fiscal Year Covered)            folio          Index*
08/01/88                                 10000           10000
12/31/88                                 10190           10383
12/31/89                                 12500           13673
12/31/90                                 12223           13249
12/31/91                                 16038           17285
12/31/92                                 18909           18602
12/31/93                                 20393           20475
12/31/94                                 21171           20746
12/31/95                                 29396           28542

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                            ----------
            SHORT-TERM CORPORATE NOTES - 21.2%
            AUTOMOTIVE - 1.5%
$ 130,000   Ford Motor Credit Co., 5.65%, 1/31/96..................................  $  129,388
                                                                                     ----------
            BANKING - 1.1%
  100,000   Norwest Financial, Inc., 5.62%, 1/22/96................................      99,672
                                                                                     ----------
            INSURANCE - 3.3%
  300,000   Prudential Funding Corp., 5.81%, 1/9/96................................     299,613
                                                                                     ----------
            MACHINERY/ENGINEERING - 2.2%
  200,000   Deere (John) Capital Corp., 5.73%, 1/9/96..............................     199,745
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 8.7%
  380,000   Beneficial Corp., 5.77%, 1/16/96.......................................     379,086
  410,000   Household Finance Corp., 5.75%, 1/10/96................................     409,411
                                                                                     ----------
                                                                                        788,497
                                                                                     ----------
            TECHNOLOGY - 4.4%
  400,000   IBM Credit Corp., 5.73%, 1/3/96........................................     399,873
                                                                                     ----------
            Total Short-Term Corporate Notes (amortized cost-$1,916,788)...........  $1,916,788
                                                                                     ----------
   SHARES
 --------
            COMMON STOCKS - 81.6%
            AEROSPACE/DEFENSE - 5.4%
    3,380   AlliedSignal, Inc......................................................  $  160,550
    9,000   Coltec Industries, Inc.................................................     104,625
    2,447   McDonnell Douglas Corp. ...............................................     225,124
                                                                                     ----------
                                                                                        490,299
                                                                                     ----------
            BANKING - 6.2%
    4,656   Citicorp...............................................................     313,116
    1,800   First Interstate Bancorp...............................................     245,700
                                                                                     ----------
                                                                                        558,816
                                                                                     ----------
            CHEMICALS - 4.9%
    2,000   du Pont (E.I.) de Nemours & Co. .......................................     139,750
    3,198   Hercules, Inc..........................................................     180,287
      982   Monsanto Co............................................................     120,295
                                                                                     ----------
                                                                                        440,332
                                                                                     ----------
            CONGLOMERATES - 1.7%
    2,156   General Electric Co. ..................................................     155,232
                                                                                     ----------
            CONSUMER PRODUCTS - 4.6%
    1,922   Avon Products, Inc.....................................................     144,871
    3,370   Hasbro, Inc. ..........................................................     104,470
    5,475   Mattel, Inc............................................................     168,356
                                                                                     ----------
                                                                                        417,697
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                            ----------
            COMMON STOCKS (CONTINUED)
            CONTAINERS - 2.1%
    4,298   Temple-Inland, Inc.....................................................  $  189,649
                                                                                     ----------
            DRUGS & MEDICAL PRODUCTS - 4.3%
    4,021   Becton, Dickinson & Co. ...............................................     301,575
      874   Warner-Lambert Co......................................................      84,887
                                                                                     ----------
                                                                                        386,462
                                                                                     ----------
            ELECTRONICS - 1.9%
    4,038   Arrow Electronics, Inc.*...............................................     174,139
                                                                                     ----------
            ENERGY - 1.9%
    2,996   Triton Energy Corp.*...................................................     171,896
                                                                                     ----------
            HEALTH & HOSPITALS - 3.8%
    3,500   Columbia / HCA Healthcare Corp. .......................................     177,625
    8,000   Tenet Healthcare Corp.*................................................     166,000
                                                                                     ----------
                                                                                        343,625
                                                                                     ----------
            INSURANCE - 18.4%
    6,500   Ace Ltd. ..............................................................     258,375
    3,248   AFLAC, Inc. ...........................................................     140,882
    2,262   American International Group, Inc. ....................................     209,235
    6,726   EXEL Ltd...............................................................     410,286
    4,579   Progressive Corp. (Ohio)...............................................     223,799
   10,000   Prudential Reinsurance Holdings, Inc. .................................     233,750
      874   Transamerica Corp......................................................      63,693
       10   Transport Holdings, Inc.*..............................................         407
    2,000   Travelers, Inc. .......................................................     125,750
                                                                                     ----------
                                                                                      1,666,177
                                                                                     ----------
            MANUFACTURING - 4.2%
    8,000   Shaw Industries, Inc...................................................     118,000
    7,000   Varity Corp.*..........................................................     259,875
                                                                                     ----------
                                                                                        377,875
                                                                                     ----------
            METALS & MINING - .7%
    2,145   Freeport McMoRan Copper & Gold (Class B)...............................      60,328
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 7.7%
    3,245   American Express Co....................................................     134,262
    5,912   Countrywide Credit Industries, Inc.....................................     128,586
    5,155   Federal Home Loan Mortgage Corp........................................     430,442
                                                                                     ----------
                                                                                        693,290
                                                                                     ----------
            PAPER PRODUCTS - 1.4%
    3,100   Champion International Corp. ..........................................     130,200
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                            ----------
            COMMON STOCKS (CONTINUED)
            RAILROADS - 1.9%
    2,100   Norfolk Southern Corp..................................................  $  166,688
                                                                                     ----------
            RETAIL - 5.0%
    7,388   May Department Stores Co...............................................     312,143
    3,000   Penney (J.C.) Co., Inc.................................................     142,875
                                                                                     ----------
                                                                                        455,018
                                                                                     ----------
            TECHNOLOGY - 1.9%
    3,046   Intel Corp. ...........................................................     172,860
                                                                                     ----------
            TELECOMMUNICATION - 1.8%
    4,000   Sprint Corp. ..........................................................     159,500
                                                                                     ----------
            TRANSPORTATION - 1.8%
    3,600   CSX Corp. .............................................................     164,250
                                                                                     ----------
            Total Common Stocks (cost-$5,850,568)..................................  $7,374,333
                                                                                     ----------
           Total Investments (A) (cost-$7,767,356).......................  102.8%    $9,291,121
           Other Liabilities in Excess of Other Assets...................   (2.8)      (255,139)
                                                                           -----     ----------
           Total Net Assets..............................................  100.0%    $9,035,982
                                                                           =====      =========

---------------

* Non-income producing security.

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,637,034, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $113,269 and net unrealized appreciation for Federal income tax purpose is $1,523,765. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost -- $7,767,356).......................................  $9,291,121
Cash.............................................................................         858
Receivable from fund shares sold.................................................       1,533
Dividends receivable.............................................................       7,702
Receivable from Adviser..........................................................          38
Other assets.....................................................................         125
                                                                                   ----------
  Total Assets...................................................................   9,301,377
                                                                                   ----------
LIABILITIES
Payable for investments purchased................................................     250,000
Other payables and accrued expenses..............................................      15,395
                                                                                   ----------
  Total Liabilities..............................................................     265,395
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................       3,607
Paid-in-surplus..................................................................   7,172,859
Accumulated undistributed net investment income..................................     111,781
Accumulated undistributed net realized gain on investments.......................     223,970
Net unrealized appreciation on investments.......................................   1,523,765
                                                                                   ----------
  Total Net Assets...............................................................  $9,035,982
                                                                                   ==========
Fund shares outstanding..........................................................     360,689
                                                                                   ----------
Net asset value per share........................................................  $    25.05
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends......................................................................  $   93,124
  Interest.......................................................................      64,858
                                                                                   ----------
     Total investment income.....................................................     157,982
                                                                                   ----------
OPERATING EXPENSES
  Investment advisory fee (note 2a)..............................................      38,504
  Custodian fees.................................................................      14,481
  Auditing, consulting and tax return preparation fees...........................      10,044
  Transfer and dividend disbursing agent fees....................................       9,103
  Legal fees.....................................................................       2,714
  Reports and notices to shareholders............................................       1,692
  Miscellaneous..................................................................       4,408
                                                                                   ----------
     Total operating expenses....................................................      80,946
     Less: Investment advisory fee waived (note 2a)..............................     (34,745)
                                                                                   ----------
          Net operating expenses.................................................      46,201
                                                                                   ----------
          Net investment income..................................................     111,781
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments.................................................     233,302
Net change in unrealized appreciation (depreciation) on investments..............   1,628,793
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,862,095
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,973,876
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
OPERATIONS
Net investment income....................................     $   111,781             $    20,888
Net realized gain (loss) on investments..................         233,302                  (9,332)
Net change in unrealized appreciation (depreciation) on
  investments............................................       1,628,793                (105,028)
                                                               ----------              ----------
     Net increase (decrease) in net assets resulting from
       operations........................................       1,973,876                 (93,472)
                                                               ----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income....................................         (20,888)                     --
                                                               ----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales..................................       3,630,236                 677,749
Net value of securities received (note 1)................              --               3,764,598
Reinvestment of dividends................................          20,888                      --
Cost of shares redeemed..................................        (849,386)                (67,619)
                                                               ----------              ----------
     Net increase in net assets from fund share
       transactions......................................       2,801,738               4,374,728
                                                               ----------              ----------
          Total increase in net assets...................       4,754,726               4,281,256
NET ASSETS
Beginning of period......................................       4,281,256                       0
                                                               ----------              ----------
End of period (including undistributed net investment
  income of $111,781 and $20,888, respectively)..........     $ 9,035,982             $ 4,281,256
                                                               ==========              ==========
SHARES ISSUED AND REDEEMED
Issued...................................................         161,702                  37,272
Issued in exchange for securities (note 1)...............              --                 202,725
Issued in reinvestment of dividends......................           1,074                      --
Redeemed.................................................         (38,368)                 (3,716)
                                                               ----------              ----------
     Net increase........................................         124,408                 236,281
                                                               ==========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Equity Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 16, 1994, when the Enterprise Accumulation Trust Equity Portfolio (formerly known as Quest for Value Accumulation Trust Equity Portfolio), distributed cash and securities with an aggregate market value of $3,764,598 in exchange for 202,725 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .72% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $6,942, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $3,800.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $3,641,204 and $1,633,047, respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $9,332 of net capital loss carryforwards.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     18.12             $     18.57
Income from investment operations:
Net investment income....................................            0.31                    0.09
Net realized and unrealized gain (loss) on investments...            6.71                   (0.54)
                                                               ----------              ----------
  Total from investment operations.......................            7.02                   (0.45)
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.09)                     --
                                                               ----------              ----------
Net asset value, end of period...........................     $     25.05             $     18.12
                                                               ==========              ==========
Total return(2)..........................................           38.9%                   (2.4%)
                                                               ==========              ==========
Net assets, end of period................................     $ 9,035,982             $ 4,281,256
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.72%(4)                0.72%(3)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.74%(4)                1.80%(3)
                                                               ----------              ----------
Portfolio turnover.......................................             31%                      6%
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $6,417,381.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.26% and 2.09% and the ratio of net investment income to average net assets would have been 1.20% and 0.43%, respectively

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- EQUITY PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                              SMALL CAP PORTFOLIO

    The Small Cap Portfolio, which as its name implies invests primarily in the common stocks of smaller companies, had a total return of 15.2% in 1995, below the total return of 28.5% with dividends included for the Russell 2000 Index, a widely followed benchmark which includes smaller capitalization stocks. The Portfolio's performance was 25th among the 28 small company growth funds in Lipper's Variable Insurance Products Performance Analysis Service Report. In the 1995 second half, the Portfolio provided a total return of 8.8%, compared with 12.3% for the Russell 2000.

    The Portfolio underperformed the index, in large part, because it did not own many technology or financial service company stocks, two of the small cap market's strongest sectors in 1995. Conversely, the Portfolio was overweighted in real estate investment trusts (REITs). Many quality REITs appear to be significantly undervalued. However, with their defensive investment characteristics, they did not perform well during 1995 in a rising market.

    For the five years ended December 31, 1995, the Portfolio provided an average annual total return of 19.7%*, compared with the 21.0% average annual return for the Russell 2000 Index. The Portfolio's five-year performance was sixth among seven funds in the Lipper small company growth fund category. From its inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 14.2%*, exceeding the 12.6% annual total return for the Russell Index. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not any of the charges imposed by the Variable Accounts.

    Technology issues are only part of the small cap universe, and an expensive and volatile part at that. The rest of the small cap market carries valuations that are, in many cases, quite reasonable. We are conservative investors in small cap stocks, seeking to control volatility and generate superior returns by purchasing quality businesses that are mispriced by the market. The Portfolio owns a diverse group of companies distinguished by their excellent business and financial characteristics, including high cash flow and strong competitive positions. An example is Oak Industries, Inc., the Portfolio's largest equity position. Oak Industries is the dominant supplier of coaxial cable connectors to the cable television industry and is benefiting from systems upgrading throughout the industry. The telecommunications bill before the Congress, if passed in its current form, should further boost Oak's business by promoting increased competition in the delivery of telecommunications services to the home. Moreover, international revenues account for approximately 40% of the sales of Oak's major subsidiary, and these revenues are increasing at a rate of about 40% a year as Oak capitalizes on the rapid growth of cable TV overseas. Oak Industries earns a high return on capital and has increased its gross margins from 18.7% in 1989 to 40.1% in 1995. We believe the stock is significantly undervalued at 11 times reported earnings.

    We remain disciplined and confident in our approach and continue to perform the rigorous, in-depth analysis to identify quality businesses, such as Oak Industries, where the value of the franchise is underpriced in the market. Our goal is to provide above-average returns with below-average risk over time as the market recognizes the merits of the undervalued stocks we own.

    As of December 31, 1995, the Portfolio's net assets were allocated 85% to common stocks and securities convertible into common stocks, 14% to cash and cash equivalents, and 1% to assets in excess of liabilities. The Portfolio owned the common stocks of 74 companies. Major industry positions were in the manufacturing, electronics, energy, real estate and insurance sectors. The Portfolio's five largest equity holdings were Oak Industries, Inc., with its core business of manufacturing coaxial cable connectors for the cable television industry; BancTec, Inc., which provides electronic systems and software for processing financial documents and transactions; Westpoint Stevens, Inc., a leading manufacturer of home textiles, including sheets and other bedding products; Crane Co., which manufactures aerospace, fluid handling and controls components and vending machines and distributes and manufactures housing-related building products; and True North Communications, Inc., an advertising agency holding company owning Foote, Cone & Belding Communications, Inc., one of the largest advertising agencies in North America.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Small Cap Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
QUEST FOR VALUE ACCUMULATION TRUST SMALL CAP PORTFOLIO FROM INCEPTION (8/1/88)*
            THROUGH 12/31/95 AND TOTAL RETURN ON RUSSELL 2000 INDEX+

       Measurement Period              Small Cap       Russell 2000
      (Fiscal Year Covered)            Portfolio           Index
08/01/88                                      10000             10000
12/31/88                                      10190              9936
12/31/89                                      12060             11549
12/31/90                                      10883              9295
12/31/91                                      16120             13575
12/31/92                                      19584             16076
12/31/93                                      23405             19127
12/31/94                                      23170             18778
12/31/95                                      26698             24121

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                           -----------
            SHORT-TERM CORPORATE NOTES - 13.9%
            BANKING - 3.9%
$ 625,000   Norwest Financial, Inc., 5.62%, 1/23/96...............................  $   622,853
                                                                                    -----------
            CONGLOMERATES - 1.6%
  150,000   General Electric Capital Corp., 5.76%, 1/8/96.........................      149,832
  100,000   General Electric Capital Services, Inc., 5.76%, 1/8/96................       99,888
                                                                                    -----------
                                                                                        249,720
                                                                                    -----------
            INSURANCE - 1.2%
  200,000   Prudential Funding Corp., 5.75%, 1/17/96..............................      199,489
                                                                                    -----------
            MACHINERY - 2.8%
            Deere (John) Capital Corp.,
  300,000   5.63%, 1/17/96........................................................      299,249
  150,000   5.73%, 1/4/96.........................................................      149,929
                                                                                    -----------
                                                                                        449,178
                                                                                    -----------
            MISCELLANEOUS FINANCIAL SERVICES - 4.4%
            Beneficial Corp.,
  500,000   5.70%, 1/5/96.........................................................      499,683
  100,000   5.76%, 1/8/96.........................................................       99,888
  100,000   Household Finance Corp., 5.67%, 1/23/96...............................       99,654
                                                                                    -----------
                                                                                        699,225
                                                                                    -----------
            Total Short-Term Corporate Notes (amortized cost-$2,220,465)..........  $ 2,220,465
                                                                                    -----------
            CORPORATE NOTES - .1%
            AUTOMOTIVE - .0%
$   2,148   Collins Industries, Inc., 8.75%, 1/11/00..............................  $     2,005
                                                                                    -----------
            ENERGY - .1%
   15,125   Global Marine, Inc., 12.75%, 12/15/99.................................       16,713
                                                                                    -----------
            Total Corporate Notes (cost - $18,363)................................  $    18,718
                                                                                    -----------
            CONVERTIBLE CORPORATE BONDS - .3%
            REAL ESTATE - .3%
            Security Capital Realty, Inc., 12.00%, 6/30/14(A)(B) (cost -
$  51,487   $46,860)..............................................................  $    51,487
                                                                                    -----------

 SHARES
---------
            CONVERTIBLE PREFERRED STOCK - .6%
            RETAIL - .1%
    2,200   Family Bargain Corp. $.95 Conv. Pfd...................................  $    12,925
            TRANSPORTATION - .5%
      825   Interpool, Inc., 5.75%, Conv. Pfd.....................................       77,550
                                                                                    -----------
            Total Convertible Preferred Stock (cost-$81,675)......................  $    90,475
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS - 83.9%
            ADVERTISING - 6.2%
   20,000   Katz Media Group, Inc.*...............................................  $   352,500
    6,000   Omnicom Group, Inc....................................................      223,500
   22,864   True North Communications, Inc. ......................................      422,984
                                                                                    -----------
                                                                                        998,984
                                                                                    -----------
            AUTOMOTIVE - 1.1%
    4,400   Collins Industries, Inc.*.............................................        7,150
   12,000   Masland Corp. ........................................................      168,000
                                                                                    -----------
                                                                                        175,150
                                                                                    -----------
            BANKING - .8%
    6,800   First Financial Caribbean Corp........................................      127,500
                                                                                    -----------
            BUILDING & CONSTRUCTION - 3.1%
    9,739   D.R. Horton, Inc. ....................................................      114,433
    3,000   Insituform Technologies (Class A)*....................................       34,875
   16,500   Martin Marietta Materials, Inc. ......................................      340,313
                                                                                    -----------
                                                                                        489,621
                                                                                    -----------
            CHEMICALS - 1.3%
    6,500   OM Group, Inc.........................................................      215,312
                                                                                    -----------
            COMPUTER SERVICES - 3.5%
   25,867   BancTec, Inc.*........................................................      478,539
    3,394   Globalink, Inc.*......................................................       22,061
    2,800   Keane, Inc.*..........................................................       61,950
                                                                                    -----------
                                                                                        562,550
                                                                                    -----------
            CONGLOMERATES - 1.8%
   12,100   Ralcorp Holdings, Inc.*...............................................      293,425
                                                                                    -----------
            DRUGS & MEDICAL PRODUCTS - 2.8%
    5,000   Dentsply International, Inc. .........................................      200,000
    5,000   Spacelabs, Inc........................................................      143,750
    4,600   Sybron International Corp.*...........................................      109,250
                                                                                    -----------
                                                                                        453,000
                                                                                    -----------
            ELECTRICAL EQUIPMENT - 8.6%
   17,200   EG & G, Inc...........................................................      417,100
   11,800   Marshall Industries*..................................................      379,075
   30,920   Oak Industries, Inc. .................................................      579,750
                                                                                    -----------
                                                                                      1,375,925
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            ENERGY - 8.2%
    7,948   Aquila Gas Pipeline Corp. ............................................  $   102,330
   12,600   Belden & Blake Corp.*.................................................      220,500
   15,500   Global Natural Resources, Inc.*.......................................      162,750
   13,000   Noble Drilling Corp.*.................................................      117,000
   11,200   Petroleum Heat & Power Company, Inc. (Class A)........................       91,000
   10,100   St. Mary Land & Exploration Co........................................      141,400
   25,942   Sithe Energies, Inc.*.................................................      155,652
    8,000   Tesoro Petroleum Corp.*...............................................       69,000
    2,000   Triton Energy Corp.*..................................................      114,750
    6,900   UGI Corp. ............................................................      143,175
                                                                                    -----------
                                                                                      1,317,557
                                                                                    -----------
            ENTERTAINMENT - .4%
    6,000   Hollywood Park, Inc...................................................       60,375
   15,983   Spectravision, Inc. (Class B)*........................................        2,997
                                                                                    -----------
                                                                                         63,372
                                                                                    -----------
            FOOD SERVICES - 1.1%
    7,000   IHOP Corp.*...........................................................      182,000
                                                                                    -----------
            HEALTH & HOSPITALS - 3.4%
    1,700   Community Health Services, Inc.*......................................       60,562
   20,200   Magellan Health Services, Inc.*.......................................      484,800
                                                                                    -----------
                                                                                        545,362
                                                                                    -----------
            HOUSEHOLD PRODUCTS - .2%
    3,200   Crown Crafts, Inc.....................................................       36,800
                                                                                    -----------
            INSURANCE - 6.7%
    4,100   Ace, LTD. ............................................................      162,975
   15,000   Capsure Holdings Corp.*...............................................      264,375
   12,000   E.W. Blanch Holdings, Inc. ...........................................      280,500
    9,453   Guaranty National Corp................................................      145,340
    7,000   Penn-America Group, Inc.*.............................................       99,750
    5,400   Prudential Reinsurance Holdings, Inc. ................................      126,225
                                                                                    -----------
                                                                                      1,079,165
                                                                                    -----------
            MANUFACTURING - 12.1%
    3,800   Alltrista Corp.*......................................................       68,400
   13,000   Baldwin Technology Co. (Class A)......................................       65,813
    5,700   Briggs & Stratton Corp................................................      247,237
    9,000   Carlisle Companies, Inc...............................................      363,375
   11,800   Crane Co. ............................................................      435,125
   12,700   Exabyte Corp.*........................................................      185,737

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            MANUFACTURING (CONTINUED)
   12,000   Harmon Industries, Inc. ..............................................  $   189,000
    6,048   North American Watch Co...............................................      116,424
    9,400   Singer Co. N.V........................................................      262,025
                                                                                    -----------
                                                                                      1,933,136
                                                                                    -----------
            PAPER PRODUCTS - 3.3%
   44,800   Repap Enterprises, Inc.*..............................................      198,800
   22,800   Shorewood Packaging Corp.*............................................      324,900
                                                                                    -----------
                                                                                        523,700
                                                                                    -----------
            PRINTING & PUBLISHING - 2.3%
    8,300   International Imaging Materials, Inc.*................................      209,575
    8,900   Nu-Kote Holdings, Inc. (Class A)*.....................................      151,300
                                                                                    -----------
                                                                                        360,875
                                                                                    -----------
            REAL ESTATE - 6.8%
   13,291   Cousins Properties, Inc. .............................................      269,143
    6,161   Post Properties, Inc..................................................      196,382
   17,500   Security Capital Industrial Trust, Inc................................      306,250
   12,752   Security Capital Pacific Trust........................................      251,852
       66   Security Capital Realty, Inc. (A).....................................       58,212
                                                                                    -----------
                                                                                      1,081,839
                                                                                    -----------
            RETAIL - .3%
    3,500   Maxim Group, Inc.*....................................................       47,250
                                                                                    -----------
            SECURITY/INVESTIGATION - .1%
   10,801   Automated Security (Holdings) PLC ADS*................................        8,101
                                                                                    -----------
            TECHNOLOGY - .3%
    1,500   Unitrode Corp.........................................................       42,375
                                                                                    -----------
            TELECOMMUNICATION - 1.0%
    7,000   ECI Telecom, Ltd. ....................................................      159,688
                                                                                    -----------
            TEXTILES/APPAREL - 4.4%
   11,000   Dyersburg Corp........................................................       55,000
    3,426   Fab Industries, Inc. .................................................      109,204
    6,400   Mohawk Industries, Inc.*..............................................      100,000
   22,000   Westpoint Stevens, Inc. (Class A)*....................................      441,375
                                                                                    -----------
                                                                                        705,579
                                                                                    -----------
            TOBACCO/BEVERAGES/FOOD PRODUCTS - 1.1%
   12,900   Morningstar Group, Inc.*..............................................      103,200
    6,000   Sylvan Foods Holdings, Inc.*..........................................       71,250
                                                                                    -----------
                                                                                        174,450
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION - 1.7%
    8,300   Interpool, Inc. *.....................................................  $   148,363
    8,500   MTL, Inc*.............................................................      119,000
                                                                                    -----------
                                                                                        267,363
                                                                                    -----------
            OTHER - 1.3%
    8,250   McGrath RentCorp......................................................      156,750
    6,470   Olympic Steel, Inc.*..................................................       56,612
                                                                                    -----------
                                                                                        213,362
                                                                                    -----------
            Total Common Stocks (cost - $12,333,334)..............................  $13,433,441
                                                                                    -----------
CONTRACTS
            PURCHASED PUT OPTIONS - .0%
            Triton Energy Corp., expiring August '96 @ $50 (premium
       20   paid - $5,511)........................................................  $     4,125
                                                                                    -----------
           Total Investments(C) (cost - $14,706,208)...................   98.8%    $15,818,711
           Other Assets in Excess of Other Liabilities.................    1.2         185,681
                                                                         -----     -----------
           Total Net Assets............................................  100.0%    $16,004,392
                                                                         =====      ==========

---------------

* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                        DATE OF         PAR                  UNIT     UNIT VALUATION AS OF
                    DESCRIPTION                       ACQUISITION     AMOUNT      SHARES     COST      DECEMBER 31, 1995
----------------------------------------------------  -----------     -------     ------     ----     --------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14...................................  9/16/94..       $51,487       --       $ 91             $100
Security Capital Realty, Inc.
  Common Stock......................................    9/16/94           --        66       $949             $882

(B) Security Capital at its discretion may defer interest payments.

(C) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,745,435, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $632,932, and net unrealized appreciation for Federal income tax purposes is $1,112,503. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost - $14,706,208)......................................  $15,818,711
Cash............................................................................        2,921
Receivable from investments sold................................................      158,499
Receivable from fund shares sold................................................       24,462
Dividends receivable............................................................       18,425
Interest receivable.............................................................        3,421
Other assets....................................................................          169
                                                                                  -----------
  Total Assets..................................................................   16,026,608
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................          200
Investment advisory fee payable.................................................        1,050
Other payables and accrued expenses.............................................       20,966
                                                                                  -----------
  Total Liabilities.............................................................       22,216
                                                                                  -----------
NET ASSETS
Par value ($.01 per share)......................................................        8,037
Paid-in-surplus.................................................................   14,215,173
Accumulated undistributed net investment income.................................      211,870
Accumulated undistributed net realized gain on investments......................      456,809
Net unrealized appreciation on investments......................................    1,112,503
                                                                                  -----------
  Total Net Assets..............................................................  $16,004,392
                                                                                  ===========
Fund shares outstanding.........................................................      803,674
                                                                                  -----------
Net asset value per share.......................................................  $     19.91
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends......................................................................  $  143,632
  Interest.......................................................................     157,866
                                                                                   ----------
     Total investment income.....................................................     301,498
                                                                                   ----------
OPERATING EXPENSES
  Investment advisory fee (note 2a)..............................................      72,770
  Custodian fees.................................................................      15,454
  Auditing, consulting and tax return preparation fees...........................      10,095
  Transfer and dividend disbursing agent fees....................................       9,197
  Legal fees.....................................................................       3,156
  Reports and notices to shareholders............................................       2,392
  Miscellaneous..................................................................       6,639
                                                                                   ----------
     Total operating expenses....................................................     119,703
     Less: Investment advisory fee waived (note 2a)..............................     (30,075)
                                                                                   ----------
          Net operating expenses.................................................      89,628
                                                                                   ----------
          Net investment income..................................................     211,870
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments.................................................     456,809
Net change in unrealized appreciation (depreciation) on investments..............   1,189,804
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,646,613
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,858,483
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED       SEPTEMBER 16, 1994(1)
                                                             DECEMBER 31, 1995   TO DECEMBER 31, 1994
                                                             -----------------   ---------------------
OPERATIONS
Net investment income......................................     $   211,870           $    29,623
Net realized gain on investments...........................         456,809                26,352
Net change in unrealized appreciation (depreciation) on
  investments..............................................       1,189,804               (77,301)
                                                                -----------            ----------
     Net increase (decrease) in net assets resulting from
       operations..........................................       1,858,483               (21,326)
                                                                -----------            ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................         (29,623)                   --
Net realized gains.........................................         (26,352)                   --
                                                                -----------            ----------
     Total dividends and distributions to shareholders.....         (55,975)                   --
                                                                -----------            ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       7,801,061             1,287,020
Net value of securities received (note 1)..................              --             8,129,274
Reinvestment of dividends and distributions................          55,975                    --
Cost of shares redeemed....................................      (2,865,595)             (184,525)
                                                                -----------            ----------
     Net increase in net assets from fund share
       transactions........................................       4,991,441             9,231,769
                                                                -----------            ----------
          Total increase in net assets.....................       6,793,949             9,210,443
NET ASSETS
Beginning of period........................................       9,210,443                     0
                                                                -----------            ----------
End of period (including undistributed net investment
  income of $211,870 and $29,623, respectively)............     $16,004,392           $ 9,210,443
                                                                ===========            ==========
SHARES ISSUED AND REDEEMED
Issued.....................................................         427,444                75,859
Issued in exchange for securities (note 1).................              --               464,795
Issued in reinvestment of dividends and distributions......           3,289                    --
Redeemed...................................................        (156,903)              (10,810)
                                                                -----------            ----------
     Net increase..........................................         273,830               529,844
                                                                ===========            ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Small Cap Portfolio (the "Portfolio"), one of the Trust's seven portfolios, had no operations until September 16, 1994, when the Enterprise Accumulation Trust Small Cap Portfolio (formerly known as Quest for Value Accumulation Trust Small Cap Portfolio), distributed cash and securities with an aggregate market value of $8,129,274 in exchange for 464,795 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) PURCHASED PUT OPTION ACCOUNTING POLICY

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires unexercised, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. The difference between the premium paid and the amount received on effecting a closing sale transaction is the realized gain or loss. The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .74% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $35,395, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $12,805.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $10,968,368 and $6,786,171, respectively.

(4) CAPITAL LOSS DEFERRAL

     Capital losses incurred after October 31, 1995 are deemed to arise on the first business day of the following fiscal year. Accordingly, the Portfolio incurred and elected to defer $87,890 in net capital losses.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     17.38             $     17.49
Income from investment operations:
Net investment income....................................            0.26                    0.06
Net realized and unrealized gain (loss) on investments...            2.37                   (0.17)
                                                              -----------              ----------
  Total from investment operations.......................            2.63                   (0.11)
                                                              -----------              ----------
Dividends and distributions to shareholders:
Dividends to shareholders from net investment income.....           (0.05)                     --
Distributions to shareholders from net realized capital
  gains..................................................           (0.05)                     --
                                                              -----------              ----------
  Total dividends and distributions......................           (0.10)                     --
                                                              -----------              ----------
Net asset value, end of period...........................     $     19.91             $     17.38
                                                              ===========              ==========
Total return(2)..........................................           15.2%                    (.6%)
                                                              ===========              ==========
Net assets, end of period................................     $16,004,392             $ 9,210,443
                                                              -----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.74%(4)                0.74%(3)
                                                              -----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.75%(4)                1.22%(3)
                                                              -----------              ----------
Portfolio turnover.......................................             69%                     32%
                                                              -----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $12,128,267.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 0.99% and 1.64% and the ratio of net investment income to average net assets would have been 1.50% and 0.32%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- SMALL CAP PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                               MANAGED PORTFOLIO

     The Managed Portfolio, which invests in stocks, bonds and cash equivalents, has consistently ranked among the top funds in its category. It continued its outstanding performance in 1995, providing a total return of 45.6%, well above the total return of 37.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. This performance ranked second best among the 68 flexible portfolio funds in Lipper's Variable Insurance Products Performance Analysis Service Report. In the 1995 second half, the Portfolio provided a total return of 12.2%, compared with 14.4% for the S&P 500.

     The Portfolio has been a consistently excellent performer over time. This fact was recognized by Morningstar, Inc., when it named Richard J. Glasebrook II, manager of the Portfolio, as its 1995 Variable Fund Manager of the Year. Morningstar is a well-known commentator on variable annuity performance results. For the five years ended December 31, 1995, the Portfolio's average annual total return of 23.3%* exceeded by a wide margin the 16.6% return of the S&P 500. This performance was second best among the 54 flexible portfolio funds in the Lipper universe. From inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 19.7%*, compared with 15.2% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     The Portfolio has achieved its superior long-term performance by investing in quality undervalued stocks and holding them for price appreciation. Its three largest holdings, McDonnell Douglas Corp., Federal Home Loan Mortgage Corp. (Freddie Mac) and Citicorp, all reached new highs in the 1995 fourth quarter. However, the market price of its fourth largest holding, Intel Corp., declined in the quarter due to fears that a poorer business environment might lead to reduced demand for the company's semiconductor products. Intel is the Portfolio's only significant investment in the technology sector.

     Although the Portfolio can buy bonds and money market securities, in practice it invests primarily in common stocks based on the premise that stocks provide the best returns over time. As of December 31, 1995, 84% of the Portfolio's net assets were invested in common stocks and securities convertible into common stocks, 2% in Treasury notes and bonds, and 14% in cash and cash equivalents.

     In the 1995 second half, the Portfolio increased its existing positions or added new positions in the common stocks of such companies as Becton, Dickinson & Co., Champion International Corp., Reebok International Ltd., First Interstate Bancorp, Mattel, Inc. and Tenneco, Inc. Reduced or eliminated during the second half were investments in such stocks as Mellon Bank Corp., Shaw Industries, Inc. and Northrop Grumman Corp.

     The Portfolio owned the common stocks of 34 companies as of December 31, 1995. Major industry positions were in the banking, financial services, aerospace and defense, consumer products, and insurance sectors. The Portfolio's five largest equity holdings were McDonnell Douglas Corp., the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft; Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States; Citicorp, a leading bank; Intel Corp., a major producer of semiconductors; and Freeport McMoRan Copper & Gold (class B), which produces copper and gold at a mine in the Indonesian region of Irian Jaya.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,354,102 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Managed Portfolio of the Old Trust.
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
 QUEST FOR VALUE ACCUMULATION TRUST MANAGED PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX+

      Measurement Period            Managed       S&P 500 In-
    (Fiscal Year Covered)          Portfolio          dex
08/01/88                                 10000           10000
12/31/88                                 10440           10383
12/31/89                                 13839           13673
12/31/90                                 13336           13249
12/31/91                                 19458           17285
12/31/92                                 23098           18602
12/31/93                                 25498           20475
12/31/94                                 26165           20746
12/31/95                                 38083           28542

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                               VALUE
----------                                                                          -----------
             SHORT-TERM CORPORATE NOTES - 14.3%
             AUTOMOTIVE - 2.5%
             Ford Motor Credit Co.,
$  150,000   5.74%, 1/8/96........................................................  $   149,833
 2,310,000   5.76%, 1/10/96.......................................................    2,306,674
                                                                                    -----------
                                                                                      2,456,507
                                                                                    -----------
             BANKING - .2%
   180,000   Norwest Financial, Inc., 5.62%, 1/22/96..............................      179,410
                                                                                    -----------
             INSURANCE - 6.3%
             Prudential Funding Corp.,
 3,130,000   5.80%, 1/17/96.......................................................    3,121,932
 3,150,000   5.81%, 1/9/96........................................................    3,145,933
                                                                                    -----------
                                                                                      6,267,865
                                                                                    -----------
             MACHINERY/ENGINEERING - .4%
   420,000   Deere (John) Capital Corp., 5.55%, 1/17/96...........................      418,964
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 4.6%
 1,370,000   Beneficial Corp., 5.80%, 1/23/96.....................................    1,365,144
 3,000,000   Household Finance Corp., 5.75%, 1/10/96..............................    2,995,687
   130,000   Merrill Lynch & Co., Inc., 5.75%, 1/3/96.............................      129,958
                                                                                    -----------
                                                                                      4,490,789
                                                                                    -----------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .3%
   330,000   Philip Morris Companies, Inc., 5.92%, 1/3/96.........................      329,891
                                                                                    -----------
             Total Short-Term Corporate Notes (amortized cost - $14,143,426)......  $14,143,426
                                                                                    -----------
             U.S. TREASURY NOTES AND BONDS - 1.7%
$  700,000   6.25%, 8/15/23.......................................................  $   720,237
   630,000   7.875%, 4/15/98......................................................      665,242
   297,500   7.875%, 8/15/01......................................................      332,269
                                                                                    -----------
             Total U.S. Treasury Notes and Bonds (cost - $1,520,076)..............  $ 1,717,748
                                                                                    -----------
             CONVERTIBLE CORPORATE BONDS - .7%
             REAL ESTATE - .7%
$  632,708   Security Capital Realty, Inc., 12.00%, 6/30/14(A)(B)
             (cost - $575,845)....................................................  $   632,708
                                                                                    -----------
    SHARES
----------
             CONVERTIBLE PREFERRED STOCKS - .0%
             RETAIL - .0%
     2,478   Venture Stores, Inc., $3.25 Conv. Pfd. (cost - $102,527).............  $    24,780
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS - 83.2%
             AEROSPACE/DEFENSE - 7.6%
    20,000   Lockheed Martin Corp. ...............................................  $ 1,580,000
    63,000   McDonnell Douglas Corp...............................................    5,796,000
     2,200   Northrop Grumman Corp. ..............................................      140,800
                                                                                    -----------
                                                                                      7,516,800
                                                                                    -----------
             AUTOMOTIVE - 1.7%
    31,300   General Motors Corp..................................................    1,654,987
                                                                                    -----------
             BANKING - 16.1%
    74,100   Citicorp.............................................................    4,983,225
     7,400   First Empire State Corp. ............................................    1,613,200
    15,000   First Interstate Bancorp.............................................    2,047,500
    60,000   Mellon Bank Corp.....................................................    3,225,000
    19,000   Wells Fargo & Co. ...................................................    4,104,000
                                                                                    -----------
                                                                                     15,972,925
                                                                                    -----------
             CHEMICALS - 3.5%
    40,000   Hercules, Inc. ......................................................    2,255,000
    10,000   Monsanto Co. ........................................................    1,225,000
                                                                                    -----------
                                                                                      3,480,000
                                                                                    -----------
             CONSUMER PRODUCTS - 7.0%
    16,350   Avon Products, Inc. .................................................    1,232,381
   100,000   Mattel, Inc. ........................................................    3,075,000
    93,000   Reebok International Ltd. ...........................................    2,627,250
                                                                                    -----------
                                                                                      6,934,631
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 3.0%
    40,000   Becton, Dickinson & Co. .............................................    3,000,000
                                                                                    -----------
             ENERGY - 5.6%
    20,000   MAPCO, Inc. .........................................................    1,092,500
    60,000   Tenneco, Inc.........................................................    2,977,500
    25,700   Triton Energy Corp.*.................................................    1,474,537
                                                                                    -----------
                                                                                      5,544,537
                                                                                    -----------
             INSURANCE - 6.4%
    51,400   EXEL Ltd. ...........................................................    3,135,400
    15,400   Transamerica Corp. ..................................................    1,122,275
       180   Transport Holdings, Inc.*............................................        7,335
    33,000   Travelers, Inc. .....................................................    2,074,875
                                                                                    -----------
                                                                                      6,339,885
                                                                                    -----------
             MANUFACTURING - 1.6%
   110,000   Shaw Industries, Inc. ...............................................    1,622,500
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             METALS & MINING - 4.6%
   149,132   Freeport McMoRan Copper & Gold (Class B).............................  $ 4,194,338
     9,389   Freeport McMoRan, Inc................................................      347,393
                                                                                    -----------
                                                                                      4,541,731
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 13.8%
    74,000   American Express Co..................................................    3,061,750
    90,000   Countrywide Credit Industries, Inc...................................    1,957,500
    61,100   Federal Home Loan Mortgage Corp......................................    5,101,850
    29,100   Federal National Mortgage Association................................    3,612,038
                                                                                    -----------
                                                                                     13,733,138
                                                                                    -----------
             PAPER PRODUCTS - 3.6%
    84,000   Champion International Corp..........................................    3,528,000
                                                                                    -----------
             REAL ESTATE - .7%
       811   Security Capital Realty, Inc.(A).....................................      715,302
                                                                                    -----------
             TECHNOLOGY - 6.0%
    75,000   Intel Corp...........................................................    4,256,250
    60,000   Unitrode Corp.*......................................................    1,695,000
                                                                                    -----------
                                                                                      5,951,250
                                                                                    -----------
             TELECOMMUNICATIONS - 2.0%
    50,000   Sprint Corp..........................................................    1,993,750
                                                                                    -----------
             Total Common Stocks (cost - $61,380,303).............................  $82,529,436
                                                                                    -----------
            Total Investments(C) (cost - $77,722,177)..................   99.9%    $99,048,098
            Other Assets in Excess of Other Liabilities................    0.1         140,049
                                                                         -----     -----------
            Total Net Assets...........................................  100.0%    $99,188,147
                                                                         =====      ==========

---------------

* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                                                                         UNIT VALUATION
                                                         DATE OF         PAR                   UNIT           AS OF
                       DESCRIPTION                     ACQUISITION      AMOUNT      SHARES     COST     DECEMBER 31, 1995
    ---------------------------------------------------------------------------------------------------------------------
    Security Capital Realty, Inc.
      12.00%, 6/30/14................................    9/16/94       $632,708        --      $ 91           $ 100
    Security Capital Realty, Inc.
      Common Stock...................................    9/16/94             --       811      $949           $ 882

(B) Security Capital at its discretion may defer interest payments.

(C) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $22,384,125, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,058,204 and net unrealized appreciation for Federal income tax purpose is $21,325,921. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost-$77,722,177)........................................  $99,048,098
Receivable from fund shares sold................................................      42,863
Dividends receivable............................................................      89,385
Interest receivable.............................................................      74,121
Receivable from Adviser.........................................................       1,313
Other assets....................................................................         385
                                                                                  -----------
  Total Assets..................................................................  99,256,165
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................         964
Due to custodian................................................................      24,356
Other payables and accrued expenses.............................................      42,698
                                                                                  -----------
  Total Liabilities.............................................................      68,018
                                                                                  -----------
NET ASSETS
Par value ($.01 per share)......................................................      32,907
Paid-in-surplus.................................................................  75,572,376
Accumulated undistributed net investment income.................................   1,378,069
Accumulated undistributed net realized gain on investments......................     878,874
Net unrealized appreciation on investments......................................  21,325,921
                                                                                  -----------
  Total Net Assets..............................................................  $99,188,147
                                                                                  ===========
Fund shares outstanding.........................................................   3,290,749
                                                                                  -----------
Net asset value per share.......................................................  $    30.14
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends.....................................................................  $1,270,963
  Interest......................................................................     600,998
                                                                                  -----------
     Total investment income....................................................   1,871,961
                                                                                  -----------
OPERATING EXPENSES
  Investment advisory fee (note 2a).............................................     447,678
  Trustee's fees and expenses...................................................      17,443
  Custodian fees................................................................      16,004
  Auditing, consulting and tax return preparation fees..........................      14,421
  Transfer and dividend disbursing agent fees...................................      10,207
  Reports and notices to shareholders...........................................       9,949
  Legal fees....................................................................       8,106
  Miscellaneous.................................................................      25,120
                                                                                  -----------
     Total operating expenses...................................................     548,928
     Less: Investment advisory fee waived (note 2a).............................     (55,036)
                                                                                  -----------
          Net operating expenses................................................     493,892
                                                                                  -----------
          Net investment income.................................................   1,378,069
                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments................................................   1,023,914
Net change in unrealized appreciation (depreciation) on investments.............  23,901,028
                                                                                  -----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments........................................................  24,924,942
                                                                                  -----------
          Net increase in net assets resulting from operations..................  $26,303,011
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                          DECEMBER 31, 1995      TO DECEMBER 31, 1994
                                                          -----------------     ----------------------
OPERATIONS
Net investment income...................................     $ 1,378,069              $  360,801
Net realized gain (loss) on investments.................       1,023,914                (145,040)
Net change in unrealized appreciation (depreciation) on
  investments...........................................      23,901,028              (2,575,107)
                                                             -----------             -----------
     Net increase (decrease) in net assets resulting
       from operations..................................      26,303,011              (2,359,346)
                                                             -----------             -----------
DIVIDENDS TO SHAREHOLDERS
Net investment income...................................        (360,801)                     --
                                                             -----------             -----------
FUND SHARE TRANSACTIONS
Net proceeds from sales.................................      27,913,098               6,980,338
Net value of securities received (note 1)...............              --              51,354,102
Reinvestment of dividends...............................         360,801                      --
Cost of shares redeemed.................................      (9,971,333)             (1,031,723)
                                                             -----------             -----------
     Net increase in net assets from fund share
       transactions.....................................      18,302,566              57,302,717
                                                             -----------             -----------
          Total increase in net assets..................      44,244,776              54,943,371
NET ASSETS
Beginning of period.....................................      54,943,371                       0
                                                             -----------             -----------
End of period (including undistributed net investment
  income of $1,378,069 and $360,801, respectively)......     $99,188,147              $54,943,371
                                                             ===========             ===========
SHARES ISSUED AND REDEEMED
Issued..................................................       1,016,970                 330,594
Issued in exchange for securities (note 1)..............              --               2,355,693
Issued in reinvestment of dividends.....................          15,866                      --
Redeemed................................................        (379,452)                (48,922)
                                                             -----------             -----------
     Net increase.......................................         653,384               2,637,365
                                                             ===========             ===========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Managed Portfolio (the "Portfolio"), one of the Trust's seven portfolios, had no operations until September 16, 1994, when the Enterprise Accumulation Trust Managed Portfolio (formerly known as Quest for Value Accumulation Trust Managed Portfolio), distributed cash and securities with an aggregate market value of $51,354,102 in exchange for 2,355,693 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .66% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $65,136, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $26,544.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $30,484,410 and $15,035,906 respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $145,040 of net capital loss carryforwards.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                  SEPTEMBER 16, 1994
                                                                YEAR ENDED                (1)
                                                             DECEMBER 31, 1995   TO DECEMBER 31, 1994
                                                             -----------------   ---------------------
Net asset value, beginning of period.......................     $     20.83           $     21.80
Income from investment operations:
Net investment income......................................            0.42                  0.14
Net realized and unrealized gain (loss) on investments.....            9.02                 (1.11)
                                                                -----------           -----------
  Total from investment operations.........................            9.44                 (0.97)
                                                                -----------           -----------
Dividends to shareholders:
Dividends to shareholders from net investment income.......           (0.13)                   --
                                                                -----------           -----------
Net asset value, end of period.............................     $     30.14           $     20.83
                                                                ===========           ===========
Total return(2)............................................           45.6%                 (4.4%)
                                                                ===========           ===========
Net assets, end of period..................................     $99,188,147           $54,943,371
                                                                -----------           -----------
Ratio of net operating expenses to average net assets(5)...           0.66%(4)              0.66%(3)
                                                                -----------           -----------
Ratio of net investment income to average net assets(5)....           1.85%(4)              2.34%(3)
                                                                -----------           -----------
Portfolio turnover.........................................             22%                    8%
                                                                -----------           -----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $74,612,954.

(5) During the periods presented above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of net operating expenses to average net assets would have been 0.74% and 0.96% and the ratio of net investment income to average net assets would have been 1.77% and 2.04%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- MANAGED PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                                 BOND PORTFOLIO

     The Bond Portfolio offers a convenient way to invest in a diversified group of quality debt securities; corporate and government. It provided a total return of 15.2% in 1995, compared with a total return of 18.5% for the Lehman Brothers Aggregate Bond Index, a widely followed benchmark. In the five years ended December 31, 1995, the Portfolio produced an average annual total return of 8.1%*, compared with 9.5% for the index. Since August 1, 1988, the Portfolio has generated an average annual total return of 7.9%*. These returns take into account expenses incurred by the Portfolio. Other charges are imposed by the Variable Accounts.

     In managing the Portfolio, we seek to provide a high level of current income consistent with moderate risk of capital and maintenance of liquidity. The Portfolio offers the potential for higher returns than the U.S. Government Income Portfolio and is intended for investors willing to accept greater price volatility through investments in longer term securities in return for greater profit potential.

     As of December 31, 1995, the Portfolio was invested 43% in Treasury notes and bonds, 31% in corporate notes and bonds, 24% in U.S. Government agency securities, and 2% in assets in excess of liabilities. Because corporates offer virtually no yield advantage over governments at this time, the Portfolio is currently invested relatively heavily in government securities. The effective average maturity of the Portfolio was 9.7 years as of December 31, 1995.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of $3,756,161 of the Bond Portfolio immediately after the transaction were entirely in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Bond Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
   QUEST FOR VALUE ACCUMULATION TRUST BOND PORTFOLIO FROM INCEPTION (8/1/88)*
       THROUGH 12/31/95 AND TOTAL RETURN ON LEHMAN AGGREGATE BOND INDEX+

                                                 Lehman Bros.
      Measurement Period         Bond Portfo-      Aggregate
    (Fiscal Year Covered)             lio         Bond Index
08/01/88                                 10000           10000
12/31/88                                 10000           10249
12/31/89                                 11022           11738
12/31/90                                 11910           12789
12/31/91                                 13747           14836
12/31/92                                 14623           15934
12/31/93                                 15850           17488
12/31/94                                 15243           16978
12/31/95                                 17564           20114

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                                VALUE
----------                                                                            ----------
             U.S. TREASURY NOTES AND BONDS - 39.4%
  $350,000   5.75%, 10/31/97......................................................    $  353,392
   150,000   5.75%, 8/15/03.......................................................       151,804
   550,000   6.125%, 7/31/96......................................................       552,662
   175,000   7.25%, 11/30/96......................................................       177,980
   190,000   7.25%, 8/15/04.......................................................       211,286
   175,000   10.375%, 11/15/12....................................................       241,938
                                                                                      ----------
             Total U.S. Treasury Notes and Bonds (cost-$1,641,179)................    $1,689,062
                                                                                      ----------
             U.S. TREASURY SECURITY, STRIPPED INTEREST PAYMENT - 3.8%
  $750,000   (zero coupon), due 5/15/20 (cost-$120,452)...........................    $  165,045
                                                                                      ----------
             U.S. GOVERNMENT AGENCY NOTES AND BONDS - 24.0%
  $156,598   Federal Home Loan Mortgage Corp., 8.50%, 10/15/19....................    $  159,680
             Federal National Mortgage Association
   225,804   7.00%, 1/1/10........................................................       229,966
   283,185   8.00%, 8/1/24........................................................       293,272
    14,009   9.00%, 8/1/02........................................................        14,749
    28,274   9.50%, 12/1/06.......................................................        29,758
    90,381   9.50%, 12/1/19.......................................................        96,284
   194,852   Government National Mortgage Association, 8.50%, 3/15/25.............       204,594
                                                                                      ----------
             Total U.S. Government Agency Notes and Bonds (cost-$996,587).........    $1,028,303
                                                                                      ----------
             CORPORATE NOTES - 31.4%
             AUTOMOTIVE - 8.3%
  $175,000   Chrysler Financial Corp., 8.42%, 2/1/99..............................    $  187,182
   150,000   General Motors Acceptance Corp., 8.25%, 2/24/04......................       168,504
                                                                                      ----------
                                                                                         355,686
                                                                                      ----------
             CONGLOMERATES - 5.2%
   200,000   General Electric Capital Corp., 8.375%, 3/1/01.......................       221,828
                                                                                      ----------
             INSURANCE - 2.5%
   100,000   St. Paul Companies, Inc., 9.375%, 6/15/97............................       105,065
                                                                                      ----------
             MISCELLANEOUS FINANCIAL SERVICES - 10.7%
   200,000   Associates Corp., N.A., 5.25%, 3/30/00...............................       196,368
   100,000   BarclaysAmerican Corp., 7.875%, 8/15/98..............................       105,482
   150,000   Household Finance Corp., 6.875%, 3/1/03..............................       155,989
                                                                                      ----------
                                                                                         457,839
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                                VALUE
----------                                                                            ----------
             CORPORATE NOTES (CONTINUED)
             RETAIL - 4.7%
  $200,000   Sears Roebuck & Co., 8.55%, 8/1/96...................................    $  203,110
                                                                                      ----------
             Total Corporate Notes (cost-$1,272,402)..............................    $1,343,528
                                                                                      ----------
             Total Investments (A) (cost-$4,030,620).....................     98.6%    $4,225,938
             Other Assets in Excess of Other Liabilities.................      1.4         58,517
                                                                             -----     ----------
             Total Net Assets............................................    100.0%    $4,284,455
                                                                             =====      =========

---------------

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $195,318, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $0, and net unrealized appreciation for Federal income tax purposes is $195,318. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost - $4,030,620)........................................  $4,225,938
Cash.............................................................................       8,680
Interest receivable..............................................................      65,823
Other assets.....................................................................          76
                                                                                   ----------
  Total Assets...................................................................   4,300,517
                                                                                   ----------
LIABILITIES
Payable for fund shares redeemed.................................................          16
Dividends payable................................................................       1,593
Other payables and accrued expenses..............................................      14,453
                                                                                   ----------
  Total Liabilities..............................................................      16,062
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................       4,287
Paid-in-surplus..................................................................   4,009,340
Accumulated undistributed net realized gain on investments.......................      75,510
Net unrealized appreciation on investments.......................................     195,318
                                                                                   ----------
  Total Net Assets...............................................................  $4,284,455
                                                                                   ==========
Fund shares outstanding..........................................................     428,741
                                                                                   ----------
Net asset value per share........................................................  $     9.99
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Interest........................................................................  $285,303
                                                                                    --------
OPERATING EXPENSES
  Investment advisory fee (note 2a)...............................................    20,517
  Custodian fees..................................................................    17,505
  Auditing, consulting and tax return preparation fees............................    10,164
  Transfer and dividend disbursing agent fees.....................................     9,068
  Legal fees......................................................................     2,429
  Reports and notices to shareholders.............................................       668
  Miscellaneous...................................................................     1,833
                                                                                    --------
     Total operating expenses.....................................................    62,184
     Less: Investment advisory fee waived and expenses reimbursed (note 2a).......   (21,209)
                                                                                    --------
          Net operating expenses..................................................    40,975
                                                                                    --------
          Net investment income...................................................   244,328
                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments..................................................    79,769
Net change in unrealized appreciation (depreciation) on investments...............   269,489
                                                                                    --------
          Net realized gain and change in unrealized appreciation (depreciation)
          on
            investments...........................................................   349,258
                                                                                    --------
          Net increase in net assets resulting from operations....................  $593,586
                                                                                    ========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
OPERATIONS
Net investment income....................................     $   244,328             $    66,718
Net realized gain (loss) on investments..................          79,769                  (4,259)
Net change in unrealized appreciation (depreciation) on
  investments............................................         269,489                 (74,170)
                                                              -----------              ----------
     Net increase (decrease) in net assets resulting from
       operations........................................         593,586                 (11,711)
                                                              -----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income....................................        (244,328)                (66,718)
                                                              -----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales..................................       1,574,585                  84,253
Net value of securities received (note 1)................              --               3,756,161
Reinvestment of dividends................................         242,735                  66,718
Cost of shares redeemed..................................      (1,537,477)               (173,349)
                                                              -----------              ----------
     Net increase in net assets from fund share
       transactions......................................         279,843               3,733,783
                                                              -----------              ----------
          Total increase in net assets...................         629,101               3,655,354
NET ASSETS
Beginning of period......................................       3,655,354                       0
                                                              -----------              ----------
End of period............................................     $ 4,284,455             $ 3,655,354
                                                              ===========              ==========
SHARES ISSUED AND REDEEMED
Issued...................................................         165,081                   8,985
Issued in exchange for securities (note 1)...............              --                 399,756
Issued in reinvestment of dividends......................          25,011                   7,214
Redeemed.................................................        (158,718)                (18,588)
                                                              -----------              ----------
     Net increase........................................          31,374                 397,367
                                                              ===========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value; the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Bond Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 16, 1994, when the Enterprise Accumulation Trust Bond Portfolio (formerly known as Quest for Value Accumulation Trust Bond Portfolio), distributed cash and securities with an aggregate market value of $3,756,161 in exchange for 399,756 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .50%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to 1.00% of average daily net assets on an annual basis through at least December 31, 1995.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term were $5,824,578 and $5,281,293, respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $4,259 of net capital loss carryforward.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $      9.20             $      9.40
Income from investment operations:
Net investment income....................................            0.58                    0.17
Net realized and unrealized gain (loss) on investments...            0.79                   (0.20)
                                                               ----------              ----------
  Total from investment operations.......................            1.37                   (0.03)
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.58)                  (0.17)
                                                               ----------              ----------
Net asset value, end of period...........................     $      9.99             $      9.20
                                                               ==========              ==========
Total return(2)..........................................           15.2%                   (0.3%)
                                                               ==========              ==========
Net assets, end of period................................     $ 4,284,455             $ 3,655,354
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           1.00%(4)                1.00%(3)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           5.95%(4)                6.26%(3)
                                                               ----------              ----------
Portfolio turnover.......................................            134%                      7%
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $4,103,422.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.52% and 2.05% and the ratio of net investment income to average net assets would have been 5.43% and 5.21%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- BOND PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks maximum current income consistent with stability of principal and liquidity. The seven-day compounded yield of the Portfolio was 4.89% as of December 31, 1995. The average dollar-weighted portfolio maturity was 16 days.

     We seek to manage the Portfolio conservatively, recognizing that shareholders of money market funds view liquidity and safety of principal as their most important objectives. Rather than subjecting the Money Market Portfolio to additional risk to achieve a higher return, we maintain a rigorous approach to analyzing and investing in quality credits. These include the short-term securities of leading financial institutions and industrial companies in the United States and abroad, as well as marketable obligations of the United States Government, its agencies and instrumentalities. As of December 31, 1995, 72% of the Portfolio's assets were allocated to short-term corporate notes, with the remaining assets invested in U.S. Government agency securities. We continued to avoid all investments in derivative securities.

     Investments in the Money Market Portfolio are not insured or guaranteed by the U.S. Government. There is no assurance that the Portfolio will maintain a stable net asset value.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                            ----------
              U.S. GOVERNMENT AGENCY NOTES - 27.4%
$  90,000     Federal Farm Credit Bank, 5.62%, 1/24/96...........................    $   89,677
              Federal Home Loan Bank
  165,000     5.60%, 1/5/96......................................................       164,897
  165,000     5.60%, 1/8/96......................................................       164,820
  140,000     5.62%, 1/8/96......................................................       139,848
  160,000     5.63%, 1/3/96......................................................       159,950
              Federal Home Loan Mortgage Corp.
  150,000     5.58%, 1/5/96......................................................       149,907
  160,000     5.63%, 1/2/96......................................................       159,975
  165,000     Federal National Mortgage Association, 5.60%, 1/5/96...............       164,897
                                                                                     ----------
              Total U.S. Government Agency Notes (amortized cost - $1,193,971)...    $1,193,971
                                                                                     ----------
              SHORT-TERM CORPORATE NOTES - 72.4%
              AGRICULTURE - 3.9%
$ 170,000     Cargill, Inc., 5.62%, 2/6/96.......................................    $  169,045
                                                                                     ----------
              AUTOMOTIVE - 7.1%
  150,000     Ford Motor Credit Co., 5.72%, 1/4/96...............................       149,928
  160,000     General Motors Acceptance Corp., 5.85%, 1/29/96....................       159,272
                                                                                     ----------
                                                                                        309,200
                                                                                     ----------
              BANKING - 11.5%
  230,000     Abby National North America, 5.60%, 1/8/96.........................       229,750
  170,000     Commerzbank U.S. Finance, Inc., 5.73%, 1/12/96.....................       169,702
  100,000     Svenska Handelsbanken, Inc., 5.75%, 1/16/96........................        99,760
                                                                                     ----------
                                                                                        499,212
                                                                                     ----------
              CONGLOMERATES - 3.0%
  130,000     General Electric Capital Corp., 5.76%, 1/22/96.....................       129,563
                                                                                     ----------
              ENERGY - 7.5%
  170,000     Chevron Oil Finance Co., 5.65%, 1/4/96.............................       169,920
  160,000     Texaco, Inc., 5.60%, 1/31/96.......................................       159,253
                                                                                     ----------
                                                                                        329,173
                                                                                     ----------
              INSURANCE - 3.4%
  153,000     Prudential Funding Corp., 5.52%, 1/22/96...........................       152,507
                                                                                     ----------
              MACHINERY - 3.0%
  130,000     Deere (John) Capital Corp., 5.60%, 2/2/96..........................       129,353
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
--------                                                                             ----------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
              MISCELLANEOUS FINANCIAL SERVICES - 22.0%
$ 140,000     American Express Credit Corp., 5.70%, 1/19/96......................    $  139,601
  100,000     Beneficial Corp., 5.62%, 1/3/96....................................        99,969
  160,000     Hanson Finance (U.K.) PLC, 5.73%, 1/17/96..........................       159,593
  150,000     Household Finance Corp., 5.75%, 1/11/96............................       149,760
  150,000     Merrill Lynch & Co., Inc., 5.70%, 1/29/96..........................       149,335
  130,000     Student Loan Corp., 5.73%, 1/16/96.................................       129,690
  130,000     Transamerica Finance Group, 5.71%, 1/2/96..........................       129,979
                                                                                     ----------
                                                                                        957,927
                                                                                     ----------
              TECHNOLOGY - 7.3%
  160,000     Hewlett Packard Co., 5.63%, 1/16/96................................       159,625
  160,000     IBM Credit Corp., 5.70%, 1/12/96...................................       159,721
                                                                                     ----------
                                                                                        319,346
                                                                                     ----------
              TELECOMMUNICATIONS - 3.7%
  160,000     GTE Northwest, Inc., 5.81%, 1/10/96................................       159,768
                                                                                     ----------
              Total Short-Term Corporate Notes (amortized cost - $3,155,094).....    $3,155,094
                                                                                     ----------
              Total Investments (A) (amortized cost - $4,349,065)........   99.8%    $4,349,065
              Other Assets in Excess of Other Liabilities................    0.2          7,019
                                                                           -----     ----------
              Total Net Assets...........................................  100.0%    $4,356,084
                                                                           =====      =========

---------------

(A) Federal income tax basis of portfolio securities is the same for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (amortized cost - $4,349,065)..............................  $4,349,065
Cash.............................................................................      25,688
Receivable from Adviser..........................................................          30
Other assets.....................................................................         125
                                                                                   ----------
  Total Assets...................................................................   4,374,908
                                                                                   ----------
LIABILITIES
Payable for fund shares redeemed.................................................       4,018
Dividends payable................................................................       1,700
Other payables and accrued expenses..............................................      13,106
                                                                                   ----------
  Total Liabilities..............................................................      18,824
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................      43,560
Paid-in-surplus..................................................................   4,312,477
Net realized gain on investments.................................................          47
                                                                                   ----------
  Total Net Assets...............................................................  $4,356,084
                                                                                   ==========
Fund shares outstanding..........................................................   4,356,037
                                                                                   ----------
Net asset value per share........................................................  $     1.00
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Interest........................................................................  $244,777
                                                                                    --------
OPERATING EXPENSES
  Investment advisory fee (note 2a)...............................................    16,477
  Auditing, consulting and tax return preparation fees............................     9,977
  Transfer and dividend disbursing agent fees.....................................     9,067
  Custodian fees..................................................................     6,785
  Legal fees......................................................................     2,420
  Reports and notices to shareholders.............................................       356
  Miscellaneous...................................................................     2,044
                                                                                    --------
     Total operating expenses.....................................................    47,126
     Less: Investment advisory fee waived (note 2a)...............................    (5,702)
                                                                                    --------
          Net operating expenses..................................................    41,424
                                                                                    --------
          Net investment income...................................................   203,353
                                                                                    --------
REALIZED GAIN ON INVESTMENTS - NET
Net realized gain on investments..................................................        47
                                                                                    --------
          Net increase in net assets resulting from operations....................  $203,400
                                                                                    ========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                          DECEMBER 31, 1995      TO DECEMBER 31, 1994
                                                          -----------------     ----------------------
OPERATIONS
Net investment income...................................     $   203,353              $   42,375
Net realized gain on investments........................              47                      --
                                                             -----------              ----------
     Net increase in net assets resulting from
       operations.......................................         203,400                  42,375
                                                             -----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income...................................        (203,353)                (42,375)
                                                             -----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales.................................       4,346,773                 469,215
Net value of securities received (note 1)...............              --               3,407,191
Reinvestment of dividends...............................         201,653                  42,375
Cost of shares redeemed.................................      (3,711,915)               (499,255)
                                                             -----------              ----------
     Net increase in net assets from fund share
       transactions.....................................         836,511               3,419,526
                                                             -----------              ----------
          Total increase in net assets..................         836,558               3,419,526
NET ASSETS
Beginning of period (note 1)............................       3,519,526                 100,000
                                                             -----------              ----------
End of period...........................................     $ 4,356,084              $3,519,526
                                                             ===========              ==========
SHARES ISSUED AND REDEEMED
Issued..................................................       4,346,773                 469,215
Issued in exchange for securities (note 1)..............              --               3,407,191
Issued in reinvestment of dividends.....................         201,653                  42,375
Redeemed................................................      (3,711,915)               (499,255)
                                                             -----------              ----------
     Net increase.......................................         836,511               3,419,526
                                                             ===========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value; the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Money Market Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 7, 1994 other than the sale and issuance of 100,000 shares of the Portfolio to the Adviser at an aggregate purchase price of $100,000 to provide the initial capital of the Trust. On September 16, 1994, Enterprise Accumulation Trust Money Market Portfolio (formerly known as Quest for Value Accumulation Trust Money Market Portfolio), distributed cash and securities aggregating $3,407,191 in exchange for 3,407,191 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Portfolio securities are valued at amortized cost, which approximates market value.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .40%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to 1.00% of average daily net assets on an annual basis through at least December 31, 1995.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales/maturities of investment securities, were $37,451,485 and $36,853,510, respectively.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $      1.00             $      1.00
Income from investment operations:
Net investment income....................................            0.05                    0.01
Net realized gain on investments.........................            0.00(2)                   --
                                                               ----------              ----------
  Total from investment operations.......................            0.05                    0.01
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.05)                  (0.01)
                                                               ----------              ----------
Net asset value, end of period...........................     $      1.00             $      1.00
                                                               ==========              ==========
Total return(3)..........................................            5.1%                    4.2%(4)
                                                               ==========              ==========
Net assets, end of period................................     $ 4,356,084             $ 3,519,526
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(6)..............................................           1.00%(5)                1.00%(4)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(6)..............................................           4.94%(5)                4.13%(4)
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Less than $.005 per share.

(3) Assumes reinvestment of all dividends and distributions.

(4) Annualized.

(5) Average net assets for the year ended December 31, 1995 were $4,119,173.

(6) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.14% and 2.03% and the ratio of net investment income to average net assets would have been 4.80% and 3.10%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- MONEY MARKET PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                        U.S. GOVERNMENT INCOME PORTFOLIO

     We introduced the U.S. Government Income Portfolio on January 3, 1995, for investors seeking favorable returns from investments in government securities. The Portfolio, which seeks to provide a combination of high current income and protection of capital, invests in debt obligations issued or guaranteed by the U.S. Government and its agencies or intermediaries. These issues are considered to carry the least credit risk. The Portfolio invests primarily in intermediate-term securities and places a priority on maintaining a relatively stable net asset value (NAV) per share.

     The Portfolio provided a total return of 13.1% from its inception through December 31, 1995. This compared with a total return of 14.4% for the Lehman Brothers Intermediate Government Bond Index. Returns take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     We have invested the Portfolio in a diversified group of government securities, as we seek to generate above-average returns with below-average risk. At the end of December, the Portfolio's assets were allocated 46% to Treasuries, 52% to U.S. Government agency securities, 1% cash and 1% to assets in excess of liabilities. The average maturity of the Portfolio's investments was 3.4 years.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
    QUEST FOR VALUE ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO FROM
                               INCEPTION (1/3/95)
  THROUGH 12/31/95 AND TOTAL RETURN ON LEHMAN INTERMEDIATE GOV'T. BOND INDEX*

                                                  LEHMAN IN-
                                 U.S. GOVERN-     TERMEDIATE
      MEASUREMENT PERIOD          MENT INCOME     GOV'T BOND
    (FISCAL YEAR COVERED)          PORTFOLIO        INDEX*
01/03/95                                 10000           10000
12/31/95                                 11313           11441

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
The performance graph does not reflect charges imposed by the Variable Accounts. *with dividends.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                 VALUE
---------                                                                            -----------
            U. S. TREASURY NOTES -- 46.4%
$  95,000   5.75%, 8/15/03.......................................................    $    96,143
   65,000   6.375%, 8/15/02......................................................         68,158
  125,000   7.25%, 2/15/98.......................................................        129,980
   35,000   7.25%, 5/15/04.......................................................         38,850
  140,000   7.375%, 11/15/97.....................................................        145,294
  175,000   7.75%, 12/31/99......................................................        189,903
                                                                                      ----------
            Total U.S. Treasury Notes (cost -- $646,868).........................    $   668,328
                                                                                      ----------
            U.S. GOVERNMENT AGENCY NOTES -- 51.5%
            Federal Farm Credit Bank
$  35,000   5.08%, 1/15/96.......................................................    $    35,000
   40,000   6.50%, 4/1/96........................................................         40,106
   75,000   8.65%, 10/1/99.......................................................         82,817
            Federal Home Loan Bank
   60,000   6.94%, 3/14/97.......................................................         61,078
  145,000   8.60%, 8/25/99.......................................................        159,613
  175,000   Federal Home Loan Mortgage Corp., 6.22%, 3/24/03.....................        179,730
            Federal National Mortgage Association
   60,000   5.375%, 6/10/98......................................................         60,000
   25,000   8.80%, 7/25/97.......................................................         26,309
   20,000   9.20%, 6/10/97.......................................................         21,056
   75,000   Student Loan Marketing Association, 7.00%, 3/03/98...................         77,543
                                                                                      ----------
            Total U.S. Government Agency Notes (cost -- $722,722)................    $   743,252
                                                                                      ----------
            Total Investments (A) (cost -- $1,369,590).....................   97.9%     $1,411,580
            Other Assets in Excess of Other Liabilities....................    2.1          30,878
                                                                             -----     -----------
            Total Net Assets...............................................  100.0%     $1,442,458
                                                                             =====       =========

---------------

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $41,990, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $0, and net unrealized appreciation for Federal income tax purposes is $41,990. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost -- $1,369,590).......................................  $1,411,580
Cash.............................................................................     11,231
Receivable from fund shares sold.................................................      2,400
Interest receivable..............................................................     30,127
Receivable from Adviser..........................................................        552
Other assets.....................................................................        113
                                                                                   ----------
  Total Assets...................................................................  1,456,003
                                                                                   ----------
LIABILITIES
Payable for fund shares redeemed.................................................         23
Dividends payable................................................................        611
Other payables and accrued expenses..............................................     12,911
                                                                                   ----------
  Total Liabilities..............................................................     13,545
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................      1,358
Paid-in-surplus..................................................................  1,399,110
Net unrealized appreciation on investments.......................................     41,990
                                                                                   ----------
  Total Net Assets...............................................................  $1,442,458
                                                                                   ==========
Fund shares outstanding..........................................................    135,799
                                                                                   ----------
Net asset value per share........................................................  $   10.62
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS

FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

INVESTMENT INCOME
  Interest.........................................................................  $52,801
                                                                                     --------
OPERATING EXPENSES
  Investment advisory fee (note 2a)................................................    4,873
  Custodian fees...................................................................   12,078
  Auditing, consulting and tax return preparation fees.............................    8,452
  Transfer and dividend disbursing agent fees......................................    8,260
  Legal fees.......................................................................    2,079
  Reports and notices to shareholders..............................................      722
  Miscellaneous....................................................................    1,934
                                                                                     --------
     Total operating expenses......................................................   38,398
     Less: Investment advisory fee waived and expenses reimbursed (note 2a)........  (32,307)
                                                                                     --------
          Net operating expenses...................................................    6,091
                                                                                     --------
          Net investment income....................................................   46,710
                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments...................................................    7,795
Net unrealized appreciation on investments.........................................   41,990
                                                                                     --------
          Net realized gain and unrealized appreciation on investments.............   49,785
                                                                                     --------
          Net increase in net assets resulting from operations.....................  $96,495
                                                                                     ========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              JANUARY 3, 1995(1)
                                                                             TO DECEMBER 31, 1995
                                                                             --------------------
OPERATIONS
Net investment income......................................................       $   46,710
Net realized gain on investments...........................................            7,795
Net unrealized appreciation on investments.................................           41,990
                                                                                  ----------
     Net increase in net assets resulting from operations..................           96,495
                                                                                  ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................          (46,710)
Net realized gains.........................................................           (7,795)
                                                                                  ----------
     Total dividends and distributions to shareholders.....................          (54,505)
                                                                                  ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales....................................................        1,442,074
Reinvestment of dividends and distributions................................           53,894
Cost of shares redeemed....................................................          (95,500)
                                                                                  ----------
     Net increase in net assets from fund share transactions...............        1,400,468
                                                                                  ----------
          Total increase in net assets.....................................        1,442,458
NET ASSETS
Beginning of period........................................................                0
                                                                                  ----------
End of period..............................................................       $1,442,458
                                                                                  ==========
SHARES ISSUED AND REDEEMED
Issued.....................................................................          139,749
Issued in reinvestment of dividends and distributions......................            5,140
Redeemed...................................................................           (9,090)
                                                                                  ----------
     Net increase..........................................................          135,799
                                                                                  ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value; the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The U.S. Government Income Portfolio (the "Portfolio") one of the Trust's seven portfolios, commenced operations on January 3, 1995. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .75% of average daily net assets on an annual basis through at least December 31, 1995.

(3) PURCHASES AND SALES OF SECURITIES

     For the period January 3, 1995 (commencement of operations) to December 31, 1995, purchases and sales of investment securities, other than short-term securities, were $1,827,604 and $465,316, respectively.

                       QUEST FOR VALUE ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                             JANUARY 3, 1995 (1)
                                                                             TO DECEMBER 31, 1995
                                                                             --------------------
Net asset value, beginning of period.......................................       $    10.00
Income from investment operations:
Net investment income......................................................             0.60
Net realized and unrealized gain on investments............................             0.68
                                                                                  ----------
  Total from investment operations.........................................             1.28
                                                                                  ----------
Dividends and distributions to shareholders:
Dividends to shareholders from net investment income.......................            (0.60)
Distributions to shareholders from net realized capital gains..............            (0.06)
                                                                                  ----------
  Total dividends and distributions........................................            (0.66)
                                                                                  ----------
Net asset value, end of period.............................................       $    10.62
                                                                                  ==========
Total return...............................................................             13.1% (2)
                                                                                  ==========
Net assets, end of period..................................................       $1,442,458
                                                                                  ----------
Ratio of net operating expenses to average net assets......................             0.75% (3,4,5)
                                                                                  ----------
Ratio of net investment income to average net assets.......................             5.75% (3,4,5)
                                                                                  ----------
Portfolio turnover.........................................................               65%
                                                                                  ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the period January 3, 1995 (commencement of operations) to December 31, 1995 were $816,660.

(5) During the period presented above, the Adviser waived its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets and the ratio of net investment income to average net assets would have been 4.73% and 1.77%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST - U.S. GOVERNMENT INCOME PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Government Income Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period January 3, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                            GLOBAL EQUITY PORTFOLIO

     The Portfolio got off to a strong start, providing a total return of 18.9% in the 10 months from its inception on March 1, 1995 through December 31, 1995. This return significantly exceeded the total return of 12.2% in U.S. dollars on Morgan Stanley International's World Stock Index. The return of the Portfolio takes into account the expenses incurred by the Portfolio, but does not include other charges imposed by the Variable Accounts.

     We introduced the Global Equity Portfolio in recognition that investors' horizons are no longer limited to the United States. We view global diversification as a prudent tool for controlling risk and capitalizing on investment opportunity wherever it may exist. The Global Equity Portfolio seeks long-term growth by investing in a diversified portfolio of high-quality foreign and domestic stocks. Because of our disciplined value approach, we believe the Portfolio seeks to offer a relatively low-risk way to participate in global markets.

     As of December 31, 1995, the Portfolio owned the stocks of 90 companies in 19 countries. The Portfolio's net assets were allocated 38% to international stocks and securities convertible into such stocks, 30% to U.S. stocks and 32% to foreign and domestic cash and cash equivalents. Internationally, the Portfolio's largest investment positions were in Japan, Sweden, Germany and the United Kingdom. We significantly increased the Portfolio's holdings of Japanese stocks in the second half of 1995. Our studies show that 36% of Japanese companies are selling at less than 12 times cash flow, versus an average of approximately 10 times cash flow for the U.S. market as measured by the S&P 500. Moreover, with Japanese long bonds now yielding only about 3%, the gap between bond and dividend yields in Japan has narrowed to approximately 100 basis points. We believe many quality Japanese stocks are unusually attractive in this light.

     Among individual stocks, the largest international holdings as of December 31, 1995 were Mitsubishi Bank, Ltd. (convertible securities), a Japanese commercial bank and provider of financial services; Kyocera Corp., a Japanese ceramics maker and telecommunications company; Oy Nokia AB, the Finnish manufacturer of equipment for cellular telephones; Fuji Photo Film Co., a Japanese manufacturer of photographic materials; and Wacoal Corp., a Japanese textile manufacturer. The Portfolio's largest U.S. equity holdings were McDonnell Douglas Corp., the largest U.S. manufacturer of military aircraft and an important competitor in commercial aircraft; Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages; Becton, Dickinson & Co., a worldwide producer of medical products and diagnostic test systems; Harrah's Entertainment, Inc., a leading casino company; and Citicorp, a major bank.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
   QUEST FOR VALUE ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO FROM INCEPTION
                                    (3/1/95)
 THROUGH 12/31/95 AND TOTAL RETURN ON MORGAN STANLEY INT'L. WORLD STOCK INDEX*

                                                    MORGAN
                                  GLOBAL EQ-     STANLEY INT'L
      MEASUREMENT PERIOD             UITY         WORLD STOCK
    (FISCAL YEAR COVERED)          PORTFOLIO        INDEX*
03/01/95                                 10000           10000
12/31/95                                 11886           11225

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
The performance graph does not reflect charges imposed by the Variable Accounts. *with dividends.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

  PRINCIPAL
   AMOUNT                                                                               VALUE
  ---------                                                                           ----------
              CONVERTIBLE CORPORATE NOTES - 2.5%
              HONG KONG - .7%
              BANKING
   $ 20,000   Bangkok Bank Public Co., 3.25%, 3/3/04................................  $   21,200
                                                                                         -------
              JAPAN - 1.8%
              MISCELLANEOUS FINANCIAL SERVICES
     45,000   MBL International Finance Bermuda, 3.00%, 11/30/02....................      52,875
                                                                                         -------
              Total Convertible Corporate Notes (cost-$67,201)......................  $   74,075
                                                                                         -------

   SHARES
  ---------
              COMMON STOCKS - 65.0%
              AUSTRALIA - .6%
              RETAIL
     10,500   David Jones Ltd.*.....................................................  $   15,999
                                                                                         -------
              AUSTRIA - .7%
              ELECTRONICS - .5%
         84   Austria Mikro Systeme International AG................................      13,627
                                                                                         -------
              TRANSPORTATION - .2%
        100   Flughafen Wien AG.....................................................       6,747
                                                                                         -------
              Total Austrian Common Stocks..........................................      20,374
                                                                                         -------
              FINLAND - 1.7%
              DRUGS & MEDICAL PRODUCTS - .3%
      2,000   Oy Tamro AB...........................................................       8,783
                                                                                         -------
              RETAIL - .4%
        200   Oy Stockmann AB.......................................................      10,438
                                                                                         -------
              TELECOMMUNICATIONS - 1.0%
        750   Oy Nokia AB...........................................................      29,659
                                                                                         -------
              Total Finnish Common Stocks...........................................      48,880
                                                                                         -------
              FRANCE - 1.5%
              ELECTRONICS - .2%
        200   Schneider SA..........................................................       6,837
                                                                                         -------
              ENERGY - .5%
        214   Total SA..............................................................      14,443
                                                                                         -------
              MANUFACTURING - .4%
        310   Michelin (CGDE).......................................................      12,363
                                                                                         -------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              FRANCE (CONTINUED)
              POWER/UTILITIES - .4%
        100   Compagnie Generale des Eaux...........................................  $    9,984
                                                                                      ----------
              Total French Common Stocks............................................      43,627
                                                                                      ----------
              GERMANY - 2.9%
              COMPUTER SERVICES - .9%
        165   SAP AG................................................................      25,593
                                                                                      ----------
              CONSUMER PRODUCTS - .7%
        400   Adidas AG*............................................................      21,164
                                                                                      ----------
              DRUGS & MEDICAL PRODUCTS - 1.3%
         45   Gehe AG...............................................................      22,288
        240   Schering AG...........................................................      15,899
                                                                                      ----------
                                                                                          38,187
                                                                                      ----------
              Total German Common Stocks............................................      84,944
                                                                                      ----------
              HONG KONG - .8%
              CONGLOMERATES - .3%
     25,000   C.P. Pokphand Co. ....................................................      10,023
                                                                                      ----------
              REAL ESTATE - .5%
      7,000   Hong Kong Land Holdings Ltd. .........................................      12,950
                                                                                      ----------
              Total Hong Kong Common Stocks.........................................      22,973
                                                                                      ----------
              HUNGARY - .1%
              DRUGS & MEDICAL PRODUCTS
        100   Gedeon Richter Ltd., GDR*.............................................       1,900
                                                                                      ----------
              ITALY - 1.5%
              CONSUMER PRODUCTS - .4%
      1,400   Bulgari S.p.A.*.......................................................      11,941
                                                                                      ----------
              TELECOMMUNICATIONS - .9%
     11,500   Telecom Italia S.p.A..................................................      14,063
     11,500   Telecom Italia Mobile S.p.A.*.........................................      12,093
                                                                                      ----------
                                                                                          26,156
                                                                                      ----------
              TEXTILES/APPAREL - .2%
      1,000   Marzotto & Figli S.p.A................................................       5,976
                                                                                      ----------
              Total Italian Common Stocks...........................................      44,073
                                                                                      ----------
              JAPAN - 12.8%
              AEROSPACE/DEFENSE - .8%
      3,000   Mitsubishi Heavy Industries, Inc. ....................................      23,913
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              BANKING - .9%
      3,000   Daiwa Bank Ltd. ......................................................  $   24,262
                                                                                      ----------
              BUILDING & CONSTRUCTION - 1.0%
      3,000   Kitano Construction Corp. ............................................      19,206
      1,000   Maeda Corp............................................................       9,782
                                                                                      ----------
                                                                                          28,988
                                                                                      ----------
              CHEMICALS - 1.7%
      1,000   Fuji Photo Film Co. ..................................................      28,862
      1,000   Shin-Etsu Chemical Co. ...............................................      20,726
                                                                                      ----------
                                                                                          49,588
                                                                                      ----------
              DRUGS & MEDICAL PRODUCTS - 1.5%
      1,000   Sankyo Co., Ltd. .....................................................      22,470
      1,000   Yamanouchi Pharmaceutical.............................................      21,501
                                                                                      ----------
                                                                                          43,971
                                                                                      ----------
              ELECTRONICS - 2.0%
      1,000   Hitachi Koki..........................................................       9,065
        200   Kyocera Corp. ........................................................      29,850
      1,000   Nippon Electric Glass Co. Ltd. .......................................      18,983
                                                                                      ----------
                                                                                          57,898
                                                                                      ----------
              ENTERTAINMENT - .9%
      1,000   Heiwa Corp. ..........................................................      26,053
                                                                                      ----------
              FOOD SERVICES - .9%
        100   Ito Yokado Co. Ltd. ..................................................      24,613
                                                                                      ----------
              HEALTH & HOSPITALS - .7%
      1,000   SRL, Inc. ............................................................      21,114
                                                                                      ----------
              INSURANCE - .6%
      3,000   Fuji Fire & Marine Insurance..........................................      15,806
                                                                                      ----------
              MACHINERY/ENGINEERING - .9%
      2,000   Kyudenko Co. Ltd. ....................................................      26,344
                                                                                      ----------
              TEXTILES/APPAREL - .9%
      2,000   Wacoal Corp. .........................................................      27,119
                                                                                      ----------
              Total Japanese Common Stocks..........................................     369,669
                                                                                      ----------
              MALAYSIA - .8%
              BUILDING & CONSTRUCTION - .3%
      5,000   Kim Hin Industry Bhd. ................................................       9,292
                                                                                      ----------
              CONGLOMERATES - .5%
      5,000   Technology Resources Industries Bhd.*.................................      14,766
                                                                                      ----------
              Total Malaysian Common Stocks.........................................      24,058
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              NETHERLANDS - 1.6%
              BUILDING & CONSTRUCTION - .3%
        300   Kondor Wessells Groep NV..............................................  $    8,899
                                                                                      ----------
              IMPORTING/EXPORTING - .5%
        250   Hagemeyer NV..........................................................      13,055
                                                                                      ----------
              MISCELLANEOUS FINANCIAL SERVICES - .2%
        100   Internationale Nederlanden Groep NV...................................       6,680
                                                                                      ----------
              PRINTING & PUBLISHING - .6%
        125   Ver Ned Uitgevers.....................................................      17,161
                                                                                      ----------
              Total Netherlands Common Stocks.......................................      45,795
                                                                                      ----------
              NORWAY - .5%
              BANKING
      2,800   Banking Fokus Bank AS*................................................      15,118
                                                                                      ----------
              SOUTH KOREA - 1.2%
              ELECTRONICS - .6%
        300   Samsung Electronics Ltd. .............................................      18,000
                                                                                      ----------
              METALS/MINING - .6%
        800   Pohang Iron & Steel Co. Ltd. ADR......................................      17,500
                                                                                      ----------
              Total South Korean Common Stocks......................................      35,500
                                                                                      ----------
              SPAIN - .5%
              ENERGY
        400   Repsol SA.............................................................      13,108
                                                                                      ----------
              SWEDEN - 3.0%
              BANKING - .7%
      1,250   Nordbanken AB*........................................................      21,650
                                                                                      ----------
              DRUGS & MEDICAL PRODUCTS - .3%
        200   ASTRA AB..............................................................       7,982
                                                                                      ----------
              MACHINERY/ENGINEERING - 1.1%
      1,700   Atlas Copco AB........................................................      26,116
        300   Kalmar Industries AB..................................................       4,970
                                                                                      ----------
                                                                                          31,086
                                                                                      ----------
              PAPER PRODUCTS - .4%
        500   AssiDoman AB..........................................................      10,844
                                                                                      ----------
              POWER/UTILITIES - .5%
        165   ASEA AB...............................................................      16,029
                                                                                      ----------
              Total Swedish Common Stocks...........................................      87,591
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              SWITZERLAND - 1.5%
              BANKING - .6%
         30   Bil GT Gruppe AG......................................................  $   17,685
                                                                                      ----------
              BUILDING & CONSTRUCTION - .5%
         20   Holderbank Financiere Glaris AG.......................................      15,345
                                                                                      ----------
              MANUFACTURING - .4%
          5   Sig Schweizerische Industrie - Gesellschaft Holding AG................      10,446
                                                                                      ----------
              Total Swiss Common Stocks.............................................      43,476
                                                                                      ----------
              TAIWAN - .6%
              TELECOMMUNICATIONS
      2,400   Total Access Communication Public Co. Ltd.*...........................      15,600
                                                                                      ----------
              UNITED KINGDOM - 2.8%
              BUILDING & CONSTRUCTION - .4%
      1,700   Wolseley PLC..........................................................      11,907
                                                                                      ----------
              COMPUTER SERVICES - .5%
      4,500   Amstrad PLC...........................................................      13,698
                                                                                      ----------
              FOOD SERVICES - .6%
      3,000   Booker PLC............................................................      16,913
                                                                                      ----------
              RETAIL - 1.3%
      4,600   Argyll Group PLC......................................................      24,289
      2,100   Dixon Group PLC.......................................................      14,481
                                                                                      ----------
                                                                                          38,770
                                                                                      ----------
              Total United Kingdom Common Stocks....................................      81,288
                                                                                      ----------
              UNITED STATES - 29.9%
              AEROSPACE/DEFENSE - 3.3%
        200   Lockheed Martin Corp. ................................................      15,800
        400   Loral Corp. ..........................................................      14,150
        700   McDonnell Douglas Corp. ..............................................      64,400
                                                                                      ----------
                                                                                          94,350
                                                                                      ----------
              BANKING - 4.0%
        700   Citicorp..............................................................      47,075
        500   First Bank Systems, Inc. .............................................      24,812
        200   Wells Fargo & Co. ....................................................      43,200
                                                                                      ----------
                                                                                         115,087
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              CHEMICALS - 2.9%
        600   du Pont (E.I.) de Nemours & Co. ......................................  $   41,925
        300   Hercules, Inc. .......................................................      16,913
        200   Monsanto Co. .........................................................      24,500
                                                                                      ----------
                                                                                          83,338
                                                                                      ----------
              CONSUMER PRODUCTS - 1.3%
      1,300   Reebok International Ltd. ............................................      36,725
                                                                                      ----------
              DRUGS & MEDICAL PRODUCTS - 1.8%
        700   Becton, Dickinson & Co. ..............................................      52,500
                                                                                      ----------
              ENERGY - 1.4%
        800   Tenneco, Inc. ........................................................      39,700
                                                                                      ----------
              ENTERTAINMENT - 1.8%
      2,000   Harrah's Entertainment, Inc.*.........................................      48,500
        100   ITT Corp.*............................................................       5,300
                                                                                      ----------
                                                                                          53,800
                                                                                      ----------
              INSURANCE - 1.0%
        400   EXEL Ltd. ............................................................      24,400
        100   ITT Hartford Group, Inc.*.............................................       4,838
                                                                                      ----------
                                                                                          29,238
                                                                                      ----------
              MACHINERY/ENGINEERING - 1.6%
      1,000   Case Corp. ...........................................................      45,750
                                                                                      ----------
              MANUFACTURING - 1.2%
        100   ITT Industries, Inc. .................................................       2,400
      2,200   Shaw Industries, Inc. ................................................      32,450
                                                                                      ----------
                                                                                          34,850
                                                                                      ----------
              METALS/MINING - 1.6%
      1,500   Freeport McMoRan Copper & Gold (Class B)..............................      42,188
        116   Freeport McMoRan, Inc. ...............................................       4,292
                                                                                      ----------
                                                                                          46,480
                                                                                      ----------
              MISCELLANEOUS FINANCIAL SERVICES - 3.0%
        700   American Express Co. .................................................      28,963
        700   Federal Home Loan Mortgage Corp. .....................................      58,450
                                                                                      ----------
                                                                                          87,413
                                                                                      ----------
              PAPER PRODUCTS - 2.6%
        900   Champion International, Inc. .........................................      37,800
        468   Kimberly-Clark Corp. .................................................      38,727
                                                                                      ----------
                                                                                          76,527
                                                                                      ----------
              TECHNOLOGY - 1.2%
        600   Intel Corp. ..........................................................      34,050
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               GLOBAL EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   SHARES                                                                               VALUE
  ---------                                                                           ----------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              TELECOMMUNICATIONS - .7%
        500   Sprint Corp. .........................................................  $   19,937
                                                                                      ----------
              TRANSPORTATION - .5%
        200   AMR Corp.*............................................................      14,850
                                                                                      ----------
              Total United States Common Stocks.....................................     864,595
                                                                                      ----------
              Total Common Stocks (cost - $1,742,996)...............................  $1,878,568
                                                                                      ----------
              Total Investments(A) (cost - $1,810,197)......................   67.5%    $1,952,643
              Other Assets in Excess of Other Liabilities...................   32.5        938,678
                                                                              -----     ----------
              Total Net Assets..............................................  100.0%    $2,891,321
                                                                              =====      =========

---------------

* Non-income producing security.

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $212,343, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $69,897, and net unrealized appreciation for Federal income tax purposes is $142,446. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost - $1,810,197)......................................    $1,952,643
Cash...........................................................................       921,392
Cash held in foreign currencies (cost - $13,603)...............................        13,552
Receivable from investments sold...............................................         8,376
Receivable from fund shares sold...............................................        42,011
Dividends receivable...........................................................         2,312
Interest receivable............................................................           618
Withholding taxes reclaimable..................................................           934
Receivable from Adviser........................................................           453
Other assets...................................................................           113
                                                                                   ----------
  Total Assets.................................................................     2,942,404
                                                                                   ----------
LIABILITIES
Payable for investments purchased..............................................        35,096
Withholding taxes payable......................................................           153
Other payables and accrued expenses............................................        15,834
                                                                                   ----------
  Total Liabilities............................................................        51,083
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).....................................................         2,489
Paid-in-surplus................................................................     2,745,187
Undistributed net investment income............................................         4,127
Net realized loss on foreign currency transactions.............................        (2,877)
Net unrealized appreciation on investments and translation of other assets and
  liabilities denominated in foreign currencies................................       142,395
                                                                                   ----------
  Total Net Assets.............................................................    $2,891,321
                                                                                   ==========
Fund shares outstanding........................................................       248,946
                                                                                   ----------
Net asset value per share......................................................    $    11.61
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

 FOR THE PERIOD MARCH 1, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of $1,439)........................    $ 18,113
  Interest......................................................................       9,225
                                                                                      ------
     Total investment income....................................................      27,338
                                                                                      ------
OPERATING EXPENSES
  Investment advisory fee (note 2a).............................................       9,022
  Custodian fees................................................................      14,416
  Auditing, consulting and tax return preparation fees..........................      11,308
  Transfer and dividend disbursing agent fees...................................       7,518
  Legal fees....................................................................       2,143
  Reports and notices to shareholders...........................................         701
  Miscellaneous.................................................................       2,291
                                                                                      ------
     Total operating expenses...................................................      47,399
     Less: Investment advisory fee waived and expenses reimbursed (note 2a).....     (32,362)
                                                                                      ------
          Net operating expenses................................................      15,037
                                                                                      ------
          Net investment income.................................................      12,301
                                                                                      ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS - NET
Net realized gain on investments................................................      57,143
Net realized loss on foreign currency transactions..............................      (2,877)
Net unrealized appreciation on investments and translation of other assets and
  liabilities denominated in foreign currencies.................................     142,395
                                                                                      ------
          Net realized gain (loss) and unrealized appreciation on investments and translation
            of other assets and liabilities denominated in foreign currencies...     196,661
                                                                                      ------
          Net increase in net assets resulting from operations..................    $208,962
                                                                                      ======

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              MARCH 1, 1995 (1)
                                                                             TO DECEMBER 31, 1995
                                                                             --------------------
OPERATIONS
Net investment income......................................................       $   12,301
Net realized gain on investments...........................................           57,143
Net realized loss on foreign currency transactions.........................           (2,877)
Net unrealized appreciation on investments and translation of other assets
  and liabilities denominated in foreign currencies........................          142,395
                                                                                  ----------
     Net increase in net assets resulting from operations..................          208,962
                                                                                  ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................           (8,174)
Net realized gains on investments..........................................          (57,143)
                                                                                  ----------
     Total dividends and distributions to shareholders.....................          (65,317)
                                                                                  ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales....................................................        2,683,554
Reinvestment of dividends and distributions................................           65,317
Cost of shares redeemed....................................................           (1,195)
                                                                                  ----------
     Net increase in net assets from fund share transactions...............        2,747,676
                                                                                  ----------
          Total increase in net assets.....................................        2,891,321
NET ASSETS
Beginning of period........................................................                0
                                                                                  ----------
End of period (including undistributed net investment income of $4,127)....       $2,891,321
                                                                                  ==========
SHARES ISSUED AND REDEEMED
Issued.....................................................................          243,412
Issued in reinvestment of dividends and distributions......................            5,636
Redeemed...................................................................             (102)
                                                                                  ----------
     Net increase..........................................................          248,946
                                                                                  ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Global Equity Portfolio (the "Portfolio"), one of the Trust's seven portfolios, commenced operations on March 1, 1995. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities listed on a U.S or foreign stock exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. Investments in countries in which the Portfolio may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends or other distributions from foreign securities which are recorded as soon as the information is available after the ex-dividend date. Interest income is accrued as earned.

  (D) FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Portfolio's Statement of Operations. Since the net assets of the Portfolio are presented at the foreign exchange rates and market prices at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the exchange rates from fluctuations arising from changes in the market price of securities.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (E) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. As December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (F) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (G) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .75%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to 1.25% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the period March 1, 1995 (commencement of operations) to December 31, 1995, amounted to $11,614, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $490.

(3) PURCHASES AND SALES OF SECURITIES

     For the period March 1, 1995 (commencement of operations) to December 31, 1995, purchases and sales of investment securities other than short-term securities were $2,490,943 and $737,776, respectively.

(4) FOREIGN CURRENCY LOSS DEFERRAL

     Currency losses incurred after October 31, 1995 are deemed to arise on the first business day of the following fiscal year. Accordingly, the Portfolio incurred and elected to defer $995 in net foreign currency losses.

                       QUEST FOR VALUE ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                               MARCH 1, 1995(1)
                                                                             TO DECEMBER 31, 1995
                                                                             --------------------
Net asset value, beginning of period.......................................       $    10.00
Income from investment operations:
Net investment income......................................................             0.05
Net realized gain and unrealized appreciation on investments and translation of other assets and liabilities denominated in foreign
  currencies...............................................................             1.83
                                                                                  ----------
  Total from investment operations.........................................             1.88
                                                                                  ----------
Dividends and distributions to shareholders:
Dividends to shareholders from net investment income.......................            (0.03)
Distributions to shareholders from net realized capital gains..............            (0.24)
                                                                                  ----------
  Total dividends and distributions........................................            (0.27)
                                                                                  ----------
Net asset value, end of period.............................................       $    11.61
                                                                                  ==========
Total return...............................................................             18.9% (3)
                                                                                  ==========
Net assets, end of period..................................................       $2,891,321
                                                                                  ----------
Ratio of net operating expenses to average net assets......................             1.25% (2,4,5)
                                                                                  ----------
Ratio of net investment income to average net assets.......................             1.02% (2,4,5)
                                                                                  ----------
Portfolio turnover.........................................................               67%
                                                                                  ----------

---------------

(1) Commencement of operations.

(2) Annualized.

(3) Assumes reinvestment of all dividends and distributions.

(4) Average net assets for the period March 1, 1995 (commencement of operations) to December 31, 1995 were $1,434,862.

(5) During the period presented above, the Adviser waived its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets and the ratio of net investment loss to average net assets would have been 3.94% and (1.67%), respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- GLOBAL EQUITY PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Equity Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period March 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996